JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — 49.4%
FHLMC
Pool # 645242, ARM, 3.38%, 1/1/2030(a)	4		4
Pool # 781087, ARM, 2.36%, 12/1/2033(a)	45		45
Pool # 1B1665, ARM, 2.07%, 4/1/2034(a)	25		25
Pool # 782979, ARM, 2.37%, 1/1/2035(a)	59		63
Pool # 1B2844, ARM, 1.96%, 3/1/2035(a)	37		37
Pool # 1Q0007, ARM, 2.38%, 12/1/2035(a)	32		33
Pool # 972200, ARM, 2.21%, 3/1/2036(a)	58		59
Pool # 1J1380, ARM, 2.88%, 3/1/2036(a)	36		39
Pool # 1H2618, ARM, 2.57%, 5/1/2036(a)	38		40
Pool # 1G2557, ARM, 2.45%, 6/1/2036(a)	94		101
Pool # 1A1085, ARM, 1.97%, 8/1/2036(a)	50		53
Pool # 1Q0105, ARM, 2.60%, 9/1/2036(a)	34		36
Pool # 1N0249, ARM, 1.95%, 10/1/2036(a)	11		11
Pool # 1A1096, ARM, 1.98%, 10/1/2036(a)	112		117
Pool # 1B7163, ARM, 2.57%, 10/1/2036(a)	2		2
Pool # 1J1348, ARM, 2.74%, 10/1/2036(a)	107		108
Pool # 1J1378, ARM, 2.01%, 11/1/2036(a)	53		56
Pool # 1G2671, ARM, 2.07%, 11/1/2036(a)	51		52
Pool # 1Q0737, ARM, 2.33%, 11/1/2036(a)	46		46
Pool # 782760, ARM, 2.49%, 11/1/2036(a)	98		105
Pool # 1G1386, ARM, 2.31%, 12/1/2036(a)	23		24
Pool # 1J1516, ARM, 2.07%, 2/1/2037(a)	21		22
Pool # 1J0282, ARM, 2.26%, 2/1/2037(a)	40		41
Pool # 1J1543, ARM, 2.48%, 2/1/2037(a)	5		5
Pool # 1G1555, ARM, 2.49%, 2/1/2037(a)	25		26
Pool # 1Q0739, ARM, 2.15%, 3/1/2037(a)	79		82
Pool # 1Q0697, ARM, 1.82%, 5/1/2037(a)	55		57
Pool # 1B3485, ARM, 2.66%, 7/1/2037(a)	14		14
Pool # 1G2229, ARM, 2.36%, 9/1/2037(a)	23		23
Pool # 1K0134, ARM, 2.73%, 10/1/2037(a)	6		6
Pool # 1Q0722, ARM, 2.46%, 4/1/2038(a)	38		41
Pool # 1Q0789, ARM, 2.23%, 5/1/2038(a)	9		10
FHLMC Gold Pools, 15 Year
Pool # G13012, 6.00%, 3/1/2022	—	(b)	—	(b)
Pool # G12825, 6.50%, 3/1/2022	1		1
Pool # G12978, 5.50%, 12/1/2022	21		21
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	220		245
Pool # C91158, 6.50%, 1/1/2028	160		175
Pool # C91180, 5.50%, 3/1/2028	80		89
Pool # D98938, 4.00%, 2/1/2032	409		442
FHLMC Gold Pools, 30 Year
Pool # D53146, 6.50%, 5/1/2024	—	(b)	1
Pool # C18115, 6.00%, 11/1/2028	1		1
Pool # C00701, 6.50%, 1/1/2029	20		23
Pool # G03029, 6.00%, 10/1/2029	37		41
Pool # C68485, 7.00%, 7/1/2032	18		20
Pool # G01448, 7.00%, 8/1/2032	33		38
Pool # C75791, 5.50%, 1/1/2033	75		86
Pool # C01735, 4.00%, 10/1/2033	57		62
Pool # A13625, 5.50%, 10/1/2033	218		254
Pool # A16253, 6.00%, 11/1/2033	27		30
Pool # A16843, 6.00%, 12/1/2033	62		71
Pool # A24712, 6.50%, 7/1/2034	51		58
Pool # A28796, 6.50%, 11/1/2034	97		114
Pool # A46417, 7.00%, 4/1/2035	222		266
Pool # A46987, 5.50%, 7/1/2035	447		515
Pool # A80290, 5.00%, 11/1/2035	520		598

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # G05713, 6.50%, 12/1/2035	428	492
Pool # A54679, 6.50%, 6/1/2036	23	27
Pool # C02637, 7.00%, 10/1/2036	145	168
Pool # C02660, 6.50%, 11/1/2036	69	81
Pool # G04077, 6.50%, 3/1/2038	145	174
Pool # G05190, 7.50%, 9/1/2038	23	26
Pool # C03466, 5.50%, 3/1/2040	117	136
Pool # A93511, 5.00%, 8/1/2040	971	1,110
Pool # G06493, 4.50%, 5/1/2041	1,544	1,728
Pool # G60039, 3.00%, 4/1/2043	5,115	5,453
Pool # G60105, 5.00%, 6/1/2044	2,001	2,279
Pool # Q37784, 3.50%, 12/1/2045	1,299	1,397
Pool # Q39412, 3.50%, 3/1/2046	902	967
Pool # Q40797, 3.50%, 5/1/2046	2,009	2,150
Pool # Q40922, 3.50%, 6/1/2046	765	818
Pool # Q42079, 3.50%, 7/1/2046	1,527	1,630
Pool # V84637, 4.00%, 9/1/2048	889	951
Pool # Q61709, 4.50%, 2/1/2049	2,195	2,373
Pool # Q62088, 4.50%, 2/1/2049	759	841
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	6	7
Pool # B90491, 7.50%, 1/1/2032	112	129
Pool # U80047, 4.00%, 9/1/2032	506	546
Pool # U80068, 3.50%, 10/1/2032	526	567
Pool # U80125, 3.50%, 1/1/2033	1,354	1,458
Pool # U80173, 3.50%, 1/1/2033	1,343	1,446
Pool # U80265, 3.50%, 4/1/2033	1,459	1,571
Pool # L10221, 6.00%, 1/1/2034	42	44
Pool # L10224, 6.00%, 12/1/2034	115	125
Pool # H00158, 6.00%, 4/1/2036	207	219
Pool # L10291, 6.50%, 11/1/2036	248	288
Pool # P51353, 6.50%, 11/1/2036	118	136
Pool # P50595, 6.50%, 12/1/2036	367	439
Pool # P51361, 6.50%, 12/1/2036	85	102
Pool # G20028, 7.50%, 12/1/2036	136	155
Pool # G80365, 6.50%, 10/17/2038	140	161
Pool # U90690, 3.50%, 6/1/2042	4,422	4,794
Pool # U90975, 4.00%, 6/1/2042	2,460	2,705
Pool # T65101, 4.00%, 10/1/2042	478	504
Pool # U90378, 4.00%, 11/1/2042	3,671	4,024
Pool # U90542, 4.00%, 12/1/2042	1,598	1,763
Pool # U91449, 4.00%, 5/1/2043	3,738	4,123
Pool # U99051, 3.50%, 6/1/2043	591	639
Pool # U99134, 4.00%, 1/1/2046	2,153	2,376
Pool # U69030, 4.50%, 1/1/2046	1,589	1,756
Pool # U69039, 4.00%, 2/1/2046	3,541	3,892
FHLMC UMBS, 20 Year
Pool # SC0104, 3.50%, 8/1/2035	6,384	6,821
Pool # ZT1675, 3.50%, 4/1/2037	3,547	3,829
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	2,770	2,925
Pool # RA1611, 3.00%, 9/1/2049	4,209	4,403
Pool # RA1623, 4.00%, 9/1/2049	4,033	4,365
Pool # QA5403, 4.00%, 11/1/2049	1,169	1,277
Pool # QA5096, 4.00%, 12/1/2049	3,564	3,810
Pool # QA5982, 4.00%, 12/1/2049	977	1,068
Pool # RA2008, 4.00%, 1/1/2050	4,696	5,091
Pool # QA7351, 3.00%, 2/1/2050	513	539
Pool # RA2272, 3.50%, 2/1/2050	26,569	28,676
Pool # QA9332, 2.50%, 5/1/2050	7,220	7,485

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # QB0097, 4.00%, 5/1/2050	907		996
Pool # QB4045, 2.50%, 10/1/2050	6,530		6,778
Pool # RA4515, 4.00%, 2/1/2051	10,258		11,191
Pool # QC2209, 3.50%, 5/1/2051(c)	2,345		2,498
FNMA
Pool # 54844, ARM, 2.25%, 9/1/2027(a)	3		3
Pool # 303532, ARM, 3.91%, 3/1/2029(a)	6		6
Pool # 555258, ARM, 1.65%, 1/1/2033(a)	61		61
Pool # 722421, ARM, 1.66%, 7/1/2033(a)	13		13
Pool # 686040, ARM, 2.49%, 7/1/2033(a)	84		85
Pool # 746299, ARM, 2.39%, 9/1/2033(a)	51		54
Pool # 743546, ARM, 1.99%, 11/1/2033(a)	137		137
Pool # 749923, ARM, 2.28%, 11/1/2033(a)	1		1
Pool # 766610, ARM, 2.06%, 1/1/2034(a)	27		28
Pool # 735648, ARM, 2.09%, 2/1/2034(a)	46		46
Pool # 770377, ARM, 1.67%, 4/1/2034(a)	38		38
Pool # 751531, ARM, 2.33%, 5/1/2034(a)	55		56
Pool # 778908, ARM, 1.81%, 6/1/2034(a)	37		37
Pool # 800422, ARM, 1.45%, 8/1/2034(a)	184		185
Pool # 735332, ARM, 2.32%, 8/1/2034(a)	63		65
Pool # 793062, ARM, 2.44%, 8/1/2034(a)	35		35
Pool # 790964, ARM, 2.27%, 9/1/2034(a)	15		15
Pool # 794797, ARM, 1.80%, 10/1/2034(a)	47		49
Pool # 735740, ARM, 1.88%, 10/1/2034(a)	63		64
Pool # 803594, ARM, 2.02%, 10/1/2034(a)	31		31
Pool # 803599, ARM, 2.10%, 10/1/2034(a)	67		67
Pool # 896463, ARM, 2.63%, 10/1/2034(a)	114		121
Pool # 810896, ARM, 1.76%, 1/1/2035(a)	398		413
Pool # 816594, ARM, 1.80%, 2/1/2035(a)	15		15
Pool # 735539, ARM, 2.33%, 4/1/2035(a)	177		188
Pool # 745862, ARM, 2.40%, 4/1/2035(a)	81		83
Pool # 821378, ARM, 1.52%, 5/1/2035(a)	65		65
Pool # 823660, ARM, 1.97%, 5/1/2035(a)	46		46
Pool # 821179, ARM, 2.01%, 5/1/2035(a)	14		14
Pool # 745766, ARM, 2.05%, 6/1/2035(a)	40		41
Pool # 832801, ARM, 2.08%, 9/1/2035(a)	39		40
Pool # 849251, ARM, 2.13%, 1/1/2036(a)	47		50
Pool # 920843, ARM, 2.75%, 3/1/2036(a)	547		586
Pool # 872825, ARM, 2.63%, 6/1/2036(a)	92		98
Pool # 892868, ARM, 2.52%, 7/1/2036(a)	44		45
Pool # 886558, ARM, 2.40%, 8/1/2036(a)	35		37
Pool # 920547, ARM, 1.85%, 9/1/2036(a)	127		133
Pool # 894239, ARM, 2.38%, 10/1/2036(a)	45		45
Pool # 900191, ARM, 2.62%, 10/1/2036(a)	31		32
Pool # 902818, ARM, 2.32%, 11/1/2036(a)	1		1
Pool # 902955, ARM, 2.23%, 12/1/2036(a)	31		32
Pool # 905189, ARM, 2.31%, 12/1/2036(a)	11		11
Pool # 995919, ARM, 2.34%, 7/1/2037(a)	88		93
Pool # 938346, ARM, 2.56%, 7/1/2037(a)	25		25
Pool # AD0085, ARM, 2.06%, 11/1/2037(a)	54		57
Pool # AD0179, ARM, 2.46%, 12/1/2037(a)	50		53
Pool # 966946, ARM, 2.16%, 1/1/2038(a)	16		16
FNMA UMBS, 15 Year
Pool # AD0142, 6.00%, 8/1/2021	—	(b)	—	(b)
Pool # 888834, 6.50%, 4/1/2022	—	(b)	—	(b)
Pool # 995428, 5.50%, 11/1/2023	—	(b)	—	(b)
Pool # 995456, 6.50%, 2/1/2024	33		34
Pool # AD0133, 5.00%, 8/1/2024	31		32
Pool # AX7598, 3.00%, 1/1/2030	2,125		2,258
FNMA UMBS, 20 Year
Pool # 254002, 7.50%, 9/1/2021	—	(b)	—	(b)

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 254305, 6.50%, 5/1/2022	7	8
Pool # 555791, 6.50%, 12/1/2022	7	8
Pool # 889889, 6.50%, 7/1/2024	6	7
Pool # 257055, 6.50%, 12/1/2027	68	77
Pool # AE0049, 6.00%, 9/1/2029	71	79
Pool # MA0602, 3.50%, 12/1/2030	751	800
Pool # AP3582, 3.50%, 8/1/2032	1,039	1,117
Pool # AB9830, 3.50%, 7/1/2033	5,706	6,112
Pool # AL6238, 4.00%, 1/1/2035	1,427	1,564
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	22	25
Pool # 695533, 8.00%, 6/1/2027	11	12
Pool # 756020, 8.50%, 12/1/2027	10	10
Pool # 527285, 7.00%, 11/1/2028	6	7
Pool # 755973, 8.00%, 11/1/2028	73	84
Pool # 455759, 6.00%, 12/1/2028	12	13
Pool # 776702, 4.50%, 5/1/2029	13	14
Pool # 889020, 6.50%, 11/1/2029	90	102
Pool # 567036, 8.50%, 2/1/2030	24	25
Pool # 598559, 6.50%, 8/1/2031	29	34
Pool # 613000, 7.00%, 11/1/2031	25	25
Pool # 610591, 7.00%, 1/1/2032	35	37
Pool # 788150, 6.00%, 3/1/2032	20	22
Pool # 649734, 7.00%, 6/1/2032	28	30
Pool # 668825, 7.00%, 8/1/2032	8	8
Pool # 682078, 5.50%, 11/1/2032	205	237
Pool # 668562, 6.00%, 12/1/2032	29	33
Pool # 675555, 6.00%, 12/1/2032	13	15
Pool # AL0045, 6.00%, 12/1/2032	197	232
Pool # 357363, 5.50%, 3/1/2033	299	345
Pool # 674349, 6.00%, 3/1/2033	16	18
Pool # 688625, 6.00%, 3/1/2033	27	30
Pool # 688655, 6.00%, 3/1/2033	11	13
Pool # 695584, 6.00%, 3/1/2033	7	7
Pool # 702901, 6.00%, 5/1/2033	181	215
Pool # 695403, 5.00%, 6/1/2033	118	134
Pool # 995656, 7.00%, 6/1/2033	151	178
Pool # 723852, 5.00%, 7/1/2033	44	50
Pool # 729296, 5.00%, 7/1/2033	136	155
Pool # 726912, 4.00%, 8/1/2033	6	7
Pool # 753696, 4.00%, 8/1/2033	23	25
Pool # 729379, 6.00%, 8/1/2033	21	23
Pool # 726914, 6.50%, 8/1/2033	8	10
Pool # 737825, 6.00%, 9/1/2033	37	43
Pool # AA7943, 4.00%, 10/1/2033	352	389
Pool # 750977, 4.50%, 11/1/2033	30	33
Pool # 725017, 5.50%, 12/1/2033	278	324
Pool # 759424, 5.50%, 1/1/2034	71	83
Pool # 751182, 5.50%, 3/1/2034	53	62
Pool # 751341, 5.50%, 3/1/2034	18	21
Pool # 767378, 5.50%, 3/1/2034	28	32
Pool # 776565, 4.00%, 4/1/2034	240	261
Pool # AC1317, 4.50%, 9/1/2034	263	289
Pool # 820347, 5.00%, 9/1/2035	47	54
Pool # 745281, 6.00%, 1/1/2036	38	45
Pool # 888417, 6.50%, 1/1/2036	78	88
Pool # 833629, 7.00%, 3/1/2036	28	32
Pool # 893268, 6.50%, 8/1/2036	67	75
Pool # 833657, 7.50%, 8/1/2036	17	19

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AA0922, 6.00%, 9/1/2036	214	252
Pool # 878225, 6.50%, 10/1/2036	71	79
Pool # 985683, 8.00%, 10/1/2036	90	107
Pool # 888476, 7.50%, 5/1/2037	53	67
Pool # 945870, 6.50%, 8/1/2037	58	66
Pool # 946338, 7.00%, 9/1/2037	42	49
Pool # 888707, 7.50%, 10/1/2037	108	131
Pool # 889883, 6.50%, 3/1/2038	93	108
Pool # AC9081, 6.50%, 9/1/2038	156	187
Pool # 909236, 7.00%, 9/1/2038	297	369
Pool # 934591, 7.00%, 10/1/2038	62	76
Pool # AB2869, 6.00%, 11/1/2038	232	269
Pool # 995504, 7.50%, 11/1/2038	33	40
Pool # 257510, 7.00%, 12/1/2038	143	172
Pool # AD0753, 7.00%, 1/1/2039	256	312
Pool # 890661, 7.00%, 2/1/2039	1,251	1,467
Pool # AD0780, 7.50%, 4/1/2039	508	637
Pool # AD6377, 5.50%, 5/1/2040	127	146
Pool # AD4951, 5.00%, 7/1/2040	1,919	2,204
Pool # BM5364, 4.00%, 4/1/2042	2,259	2,488
Pool # AL6839, 5.00%, 4/1/2042	1,188	1,345
Pool # AR8128, 3.50%, 3/1/2043	1,484	1,613
Pool # AL8256, 3.00%, 8/1/2043	3,338	3,581
Pool # AZ8089, 4.00%, 7/1/2045	705	769
Pool # BA2343, 4.00%, 9/1/2045	2,474	2,691
Pool # BC9441, 3.50%, 4/1/2046	490	525
Pool # BC6982, 4.00%, 4/1/2046	2,186	2,378
Pool # BD0299, 3.50%, 5/1/2046	521	560
Pool # BC1249, 3.50%, 6/1/2046	251	266
Pool # BD1243, 3.50%, 6/1/2046	596	639
Pool # BD3066, 3.50%, 7/1/2046	1,451	1,559
Pool # BD3088, 3.50%, 7/1/2046	544	582
Pool # BD5248, 3.50%, 8/1/2046	2,410	2,583
Pool # BD7764, 3.50%, 9/1/2046	1,611	1,719
Pool # BE5870, 3.50%, 1/1/2047	3,983	4,296
Pool # BH4665, 4.00%, 6/1/2047	5,078	5,509
Pool # BH7626, 4.00%, 8/1/2047	1,948	2,099
Pool # BM3500, 4.00%, 9/1/2047	2,974	3,292
Pool # BH7663, 4.00%, 10/1/2047	3,882	4,217
Pool # BJ1778, 4.50%, 10/1/2047	1,053	1,147
Pool # BM3044, 4.00%, 11/1/2047	3,045	3,313
Pool # BE8351, 4.00%, 2/1/2048	1,453	1,559
Pool # BM3455, 4.50%, 2/1/2048	2,571	2,838
Pool # BK7006, 4.50%, 6/1/2048	1,147	1,253
Pool # BD9084, 4.50%, 7/1/2048	1,532	1,741
Pool # BK9303, 4.00%, 8/1/2048	5,668	6,178
Pool # CA4662, 3.50%, 9/1/2048	3,277	3,528
Pool # 890863, 5.00%, 9/1/2048	3,224	3,676
Pool # BN1829, 4.50%, 10/1/2048	1,932	2,102
Pool # BN4960, 5.00%, 12/1/2048	818	899
Pool # BM5430, 5.00%, 1/1/2049	3,899	4,380
Pool # BN5013, 5.00%, 1/1/2049	3,552	3,994
Pool # BN6788, 4.50%, 2/1/2049	1,128	1,221
Pool # BK0317, 4.00%, 3/1/2049	2,276	2,444
Pool # BO0719, 5.00%, 6/1/2049	1,838	2,069
Pool # BO0721, 5.00%, 6/1/2049	2,544	2,851
Pool # BO0722, 5.00%, 6/1/2049	1,642	1,857
Pool # BO4276, 3.50%, 7/1/2049	4,165	4,486
Pool # BO4277, 3.50%, 7/1/2049	7,406	7,964
Pool # BO4280, 4.00%, 7/1/2049	5,753	6,252

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BN8529, 4.50%, 7/1/2049	754	828
Pool # BO3436, 4.50%, 7/1/2049	4,140	4,609
Pool # BO0718, 5.00%, 7/1/2049	2,216	2,507
Pool # BO0720, 5.00%, 7/1/2049	2,254	2,524
Pool # BO2496, 5.00%, 7/1/2049	3,159	3,580
Pool # BO2497, 5.00%, 7/1/2049	3,462	3,903
Pool # BO2498, 5.00%, 7/1/2049	4,131	4,673
Pool # BO2499, 5.00%, 7/1/2049	1,163	1,323
Pool # BO3408, 5.00%, 7/1/2049	983	1,080
Pool # BO3749, 4.00%, 8/1/2049	2,537	2,784
Pool # BO3999, 4.00%, 8/1/2049	2,171	2,322
Pool # BO1036, 4.50%, 8/1/2049	627	678
Pool # BO2495, 5.00%, 8/1/2049	3,470	3,945
Pool # BK8769, 3.50%, 10/1/2049	3,904	4,124
Pool # CA4363, 4.00%, 10/1/2049	3,114	3,340
Pool # BO2888, 4.00%, 11/1/2049	2,464	2,650
Pool # BO4387, 4.00%, 11/1/2049	2,667	2,874
Pool # BP1125, 4.00%, 12/1/2049	740	805
Pool # FM2526, 4.00%, 12/1/2049	5,703	6,236
Pool # BP1128, 4.00%, 1/1/2050	1,483	1,613
Pool # BP1132, 4.00%, 1/1/2050	1,202	1,301
Pool # BP1141, 4.00%, 1/1/2050	671	719
Pool # BP1847, 4.50%, 1/1/2050	1,970	2,212
Pool # BP6363, 3.00%, 4/1/2050	7,436	7,808
Pool # BP5296, 3.50%, 4/1/2050	4,802	5,186
Pool # BP5302, 4.00%, 4/1/2050	3,825	4,085
Pool # BP7684, 2.50%, 5/1/2050	4,882	5,061
Pool # BP7685, 2.50%, 5/1/2050	5,227	5,444
Pool # BP8335, 2.50%, 5/1/2050	6,709	7,074
Pool # BP8337, 3.00%, 5/1/2050	4,796	5,152
Pool # CA5729, 3.00%, 5/1/2050	11,617	12,164
Pool # BO4404, 2.50%, 6/1/2050	5,365	5,582
Pool # BP4091, 2.50%, 6/1/2050	7,269	7,550
Pool # BP8336, 2.50%, 6/1/2050	9,230	9,570
Pool # BP8338, 3.00%, 6/1/2050	6,036	6,483
Pool # BK2693, 3.50%, 6/1/2050	1,418	1,506
Pool # BP9337, 3.50%, 6/1/2050	4,729	5,193
Pool # BP9950, 3.50%, 6/1/2050	4,730	4,998
Pool # CA6430, 3.50%, 7/1/2050	8,173	8,740
Pool # BO4410, 3.00%, 8/1/2050	6,408	6,834
Pool # BQ1646, 3.00%, 8/1/2050	4,928	5,276
Pool # BQ4113, 3.00%, 9/1/2050	3,300	3,471
Pool # BQ5586, 3.00%, 10/1/2050	4,276	4,476
Pool # BR0870, 3.50%, 2/1/2051	1,480	1,564
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	4	5
Pool # 252155, 7.00%, 10/1/2028	24	26
Pool # 252334, 6.50%, 2/1/2029	70	77
Pool # 252409, 6.50%, 3/1/2029	72	80
Pool # 253275, 8.50%, 3/1/2030	1	1
Pool # 535442, 8.50%, 6/1/2030	2	2
Pool # 653815, 7.00%, 2/1/2033	17	18
Pool # 752786, 6.00%, 9/1/2033	37	41
Pool # 954255, 6.50%, 8/1/2037	557	633
Pool # 931717, 6.50%, 8/1/2039	282	323
Pool # CA3030, 4.50%, 1/1/2049	8,349	9,131
Pool # CA4047, 4.00%, 8/1/2049	8,728	9,271
Pool # CA4520, 3.50%, 11/1/2049	6,193	6,571

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, Other
Pool # 468102, 4.34%, 6/1/2021	9,000		9,000
Pool # 468667, 3.94%, 7/1/2021	4,000		4,001
Pool # 468665, 3.97%, 7/1/2021	2,949		2,950
Pool # 468564, 4.06%, 7/1/2021	2,766		2,767
Pool # 468128, 4.33%, 7/1/2021	1,119		1,119
Pool # 468699, 4.05%, 8/1/2021	2,660		2,660
Pool # AM6602, 2.63%, 9/1/2021	600		600
Pool # 469873, 3.03%, 12/1/2021	6,692		6,707
Pool # 470324, 3.03%, 1/1/2022	3,701		3,718
Pool # 470302, 3.13%, 1/1/2022	1,635		1,643
Pool # 470350, 3.24%, 1/1/2022	4,345		4,366
Pool # 470546, 2.99%, 2/1/2022	1,936		1,949
Pool # 470622, 2.75%, 3/1/2022	747		757
Pool # 923803, 5.00%, 4/1/2022	—	(b)	—	(b)
Pool # 471151, 3.02%, 5/1/2022	4,198		4,254
Pool # 471313, 3.08%, 5/1/2022	2,069		2,097
Pool # 471599, 2.60%, 6/1/2022	4,407		4,464
Pool # 471674, 2.79%, 6/1/2022	1,810		1,835
Pool # 471735, 2.79%, 6/1/2022	2,204		2,235
Pool # 471256, 2.98%, 6/1/2022	3,000		3,046
Pool # 471947, 2.75%, 7/1/2022	1,547		1,572
Pool # 471828, 2.65%, 8/1/2022	8,320		8,463
Pool # 471901, 2.90%, 9/1/2022	2,644		2,699
Pool # AM0585, 2.38%, 11/1/2022	1,677		1,710
Pool # AM1619, 2.34%, 12/1/2022	3,769		3,848
Pool # AM0811, 2.42%, 12/1/2022	2,925		2,989
Pool # AM1835, 2.53%, 12/1/2022	2,000		2,045
Pool # AM2111, 2.34%, 1/1/2023	3,109		3,179
Pool # AM2859, 2.65%, 3/1/2023	2,000		2,069
Pool # AM3069, 2.64%, 4/1/2023	1,730		1,784
Pool # AM3563, 2.51%, 6/1/2023	837		865
Pool # AM3990, 3.74%, 7/1/2023	930		981
Pool # AM4066, 3.59%, 8/1/2023	3,000		3,164
Pool # AM4044, 3.49%, 9/1/2023	5,926		6,246
Pool # AM4716, 3.38%, 12/1/2023	1,415		1,518
Pool # AM7024, 2.90%, 12/1/2024	1,000		1,075
Pool # AM7589, 2.95%, 12/1/2024	1,881		2,022
Pool # AM7290, 2.97%, 12/1/2024	1,136		1,223
Pool # AM7576, 3.04%, 12/1/2024	1,953		2,106
Pool # AM7124, 3.11%, 12/1/2024	3,904		4,218
Pool # AM7682, 2.84%, 1/1/2025	1,629		1,750
Pool # AM7571, 2.89%, 1/1/2025	1,510		1,624
Pool # AN0029, 3.10%, 9/1/2025	2,298		2,509
Pool # AN0287, 2.95%, 11/1/2025	4,500		4,892
Pool # AM4660, 3.77%, 12/1/2025	4,806		5,366
Pool # AM6381, 3.29%, 8/1/2026	4,936		5,441
Pool # 468574, 4.55%, 8/1/2026	2,490		2,789
Pool # 468573, 4.76%, 8/1/2026	2,519		2,889
Pool # AM6808, 3.24%, 10/1/2026	1,935		2,138
Pool # AM7321, 3.12%, 11/1/2026	940		1,036
Pool # 469615, 4.08%, 11/1/2026	9,586		10,844
Pool # AM7118, 3.14%, 12/1/2026	1,755		1,934
Pool # AN4571, 3.07%, 2/1/2027	1,707		1,877
Pool # AN4363, 3.25%, 2/1/2027	4,151		4,595
Pool # AN4917, 3.13%, 3/1/2027	4,100		4,539
Pool # BL1958, 3.42%, 4/1/2027	3,244		3,615
Pool # 470893, 3.46%, 4/1/2027	2,077		2,304
Pool # AM8745, 2.81%, 5/1/2027	1,635		1,783
Pool # AM8595, 2.83%, 5/1/2027	4,000		4,371

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AM8987, 2.79%, 6/1/2027	889		969
Pool # AM9169, 3.08%, 6/1/2027	2,292		2,528
Pool # AN6318, 3.18%, 8/1/2027	3,000		3,244
Pool # 109421, 3.75%, 9/1/2028	1,933		2,211
Pool # AN9248, 3.81%, 9/1/2028	5,250		5,517
Pool # BL0920, 3.82%, 9/1/2028	2,456		2,826
Pool # AN3828, 2.67%, 12/1/2028	3,573		3,881
Pool # BL0819, 3.95%, 12/1/2028	5,075		5,890
Pool # AN4154, 3.17%, 1/1/2029	6,060		6,746
Pool # AN4349, 3.35%, 1/1/2029	2,970		3,345
Pool # AN5989, 3.21%, 7/1/2029	2,961		3,279
Pool # AN8154, 3.17%, 2/1/2030	6,349		6,382
Pool # AM7516, 3.55%, 2/1/2030	2,000		2,254
Pool # AN6878, 3.11%, 4/1/2030	905		1,001
Pool # AN0099, 3.28%, 11/1/2030	6,923		7,705
Pool # 467096, 4.97%, 2/1/2031	2,829		3,266
Pool # AN1676, 2.99%, 5/1/2031	3,850		4,214
Pool # AI2479, 5.00%, 5/1/2031	364		403
Pool # AN6123, 3.06%, 8/1/2032	800		865
Pool # AN6651, 2.94%, 10/1/2032	654		710
Pool # AD8548, 5.50%, 1/1/2033	161		176
Pool # AR7484, 3.50%, 2/1/2033	1,172		1,262
Pool # AT7117, 3.50%, 6/1/2033	1,439		1,549
Pool # 754922, 5.50%, 9/1/2033	54		61
Pool # 762520, 4.00%, 11/1/2033	224		238
Pool # BL1425, 4.06%, 1/1/2034	2,859		3,328
Pool # AM9188, 3.12%, 6/1/2035	2,000		2,211
Pool # 847108, 6.50%, 10/1/2035	73		82
Pool # 881628, 5.00%, 1/1/2036	23		24
Pool # 256128, 6.00%, 2/1/2036	17		20
Pool # 868763, 6.50%, 4/1/2036	7		7
Pool # 872740, 6.50%, 6/1/2036	37		40
Pool # 907742, 7.00%, 12/1/2036	35		40
Pool # 256651, 6.00%, 3/1/2037	26		30
Pool # 888408, 6.00%, 3/1/2037	62		70
Pool # 888373, 7.00%, 3/1/2037	48		53
Pool # 888796, 6.00%, 9/1/2037	126		141
Pool # 888698, 7.00%, 10/1/2037	134		157
Pool # 257172, 5.50%, 4/1/2038	28		32
Pool # AD0810, 6.00%, 11/1/2039	—	(b)	—	(b)
Pool # AB1830, 3.50%, 11/1/2040	340		363
Pool # AL2606, 4.00%, 3/1/2042	308		324
Pool # AO6757, 4.00%, 6/1/2042	1,610		1,775
Pool # AO7225, 4.00%, 7/1/2042	1,056		1,155
Pool # AO9352, 4.00%, 7/1/2042	678		747
Pool # AO9353, 4.00%, 7/1/2042	656		723
Pool # AP0838, 4.00%, 7/1/2042	5,490		6,035
Pool # MA1125, 4.00%, 7/1/2042	416		455
Pool # MA1177, 3.50%, 9/1/2042	555		602
Pool # MA1178, 4.00%, 9/1/2042	1,200		1,315
Pool # MA1213, 3.50%, 10/1/2042	2,670		2,894
Pool # AR1397, 3.00%, 1/1/2043	1,198		1,281
Pool # AB8517, 3.00%, 2/1/2043	627		670
Pool # MA1373, 3.50%, 3/1/2043	2,796		3,050
Pool # MA1437, 3.50%, 5/1/2043	872		951
Pool # MA1442, 4.00%, 5/1/2043	2,309		2,546
Pool # MA1463, 3.50%, 6/1/2043	1,437		1,568
Pool # MA1552, 3.00%, 8/1/2043	893		954

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # MA1582, 3.50%, 9/1/2043	193	210
Pool # MA2434, 3.50%, 9/1/2045	972	1,059
Pool # MA2493, 3.50%, 12/1/2045	213	232
Pool # BC1157, 3.50%, 1/1/2046	923	1,006
Pool # MA2545, 3.50%, 2/1/2046	454	495
Pool # BC4832, 3.50%, 3/1/2046	135	143
Pool # AS6970, 3.50%, 4/1/2046	2,551	2,755
Pool # BC8400, 3.50%, 5/1/2046	586	631
Pool # AS7424, 3.50%, 6/1/2046	1,720	1,876
Pool # MA2658, 3.50%, 6/1/2046	4,926	5,371
Pool # BF0491, 3.50%, 12/1/2054	22,260	24,260
Pool # BF0271, 5.50%, 5/1/2058(c)	5,843	6,917
Pool # BF0340, 5.00%, 1/1/2059(c)	11,592	13,294
Pool # BF0464, 3.50%, 3/1/2060	7,919	8,629
Pool # BF0507, 3.00%, 9/1/2060(c)	4,354	4,633
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 7/25/2036(c)	102,770	106,034
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2051(c)	20,055	20,762
TBA, 2.00%, 7/25/2051(c)	190,460	191,937
TBA, 2.50%, 7/25/2051(c)	61,000	63,017
TBA, 2.50%, 8/25/2051(c)	310,575	320,117
GNMA I, 30 Year
Pool # 608665, 6.50%, 8/15/2022	23	23
Pool # 554105, 6.50%, 3/15/2023	5	5
Pool # 345288, 7.50%, 3/15/2023	1	1
Pool # 623185, 7.00%, 8/15/2023	6	6
Pool # 628407, 6.50%, 11/15/2023	11	12
Pool # 782507, 9.50%, 10/15/2024	1	1
Pool # 441957, 6.38%, 8/15/2026	32	36
Pool # 780653, 6.50%, 10/15/2027	241	269
Pool # 450038, 7.50%, 7/15/2028	5	5
Pool # 486537, 7.50%, 9/15/2028	4	4
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 556255, 6.50%, 10/15/2031	33	37
Pool # 569568, 6.50%, 1/15/2032	157	184
Pool # 611453, 7.00%, 4/15/2032	10	10
Pool # 569423, 7.00%, 5/15/2032	44	50
Pool # 591882, 6.50%, 7/15/2032	19	21
Pool # 552665, 7.00%, 7/15/2032	29	30
Pool # 782032, 7.00%, 10/15/2032	95	112
Pool # 591420, 7.50%, 1/15/2033	18	18
Pool # 607645, 6.50%, 2/15/2033	17	19
Pool # 604168, 6.50%, 4/15/2033	13	14
Pool # 615786, 7.00%, 5/15/2033	18	19
Pool # 781614, 7.00%, 6/15/2033	38	46
Pool # 638733, 7.00%, 3/15/2037	157	172
Pool # 759537, 3.49%, 1/15/2041	1,523	1,667
Pool # 759561, 3.49%, 1/15/2041	950	1,040
Pool # 759374, 3.49%, 2/15/2041	1,503	1,645
Pool # 762703, 3.49%, 2/15/2041	742	812
Pool # 762954, 2.99%, 3/15/2041	216	237
Pool # 763239, 2.99%, 3/15/2041	237	260
Pool # 763025, 3.13%, 3/15/2041	214	234
Pool # 762751, 3.49%, 3/15/2041	1,355	1,484
Pool # 762953, 3.49%, 3/15/2041	892	973
Pool # 762973, 3.49%, 3/15/2041	222	242
Pool # 763140, 3.13%, 4/15/2041	125	137
Pool # 763021, 3.49%, 4/15/2041	308	336
Pool # 763180, 3.49%, 4/15/2041	67	74
Pool # 380437, 3.13%, 5/15/2041	130	142
Pool # 770881, 3.13%, 5/15/2041	124	136
Pool # 763366, 3.49%, 5/15/2041	61	67
Pool # 770909, 2.99%, 6/15/2041	295	322

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 380436, 3.38%, 6/15/2041	333	364
Pool # 770754, 3.38%, 6/15/2041	387	424
Pool # 770879, 3.38%, 6/15/2041	179	195
Pool # AT7652, 4.00%, 8/15/2046	1,646	1,807
Pool # 784450, 4.00%, 2/15/2048	6,669	7,144
Pool # BI6468, 5.00%, 12/15/2048	4,277	4,978
Pool # BM1750, 5.00%, 4/15/2049	2,809	3,237
Pool # BM4206, 5.00%, 4/15/2049	1,799	2,072
Pool # BM4207, 5.00%, 4/15/2049	1,089	1,256
Pool # BM4208, 5.00%, 4/15/2049	4,592	5,290
Pool # BM1957, 5.00%, 5/15/2049	4,195	4,894
Pool # BN4051, 5.00%, 6/15/2049	3,612	4,161
Pool # BN4052, 5.00%, 6/15/2049	5,566	6,412
Pool # BN4053, 5.00%, 6/15/2049	6,827	7,869
Pool # BM9691, 4.50%, 7/15/2049	7,720	8,596
Pool # BM2141, 5.00%, 7/15/2049	3,019	3,497
Pool # BM2163, 5.00%, 7/15/2049	5,297	6,113
Pool # BM2281, 5.00%, 7/15/2049	3,955	4,584
Pool # BM2305, 5.00%, 8/15/2049	2,430	2,803
Pool # BV2390, 3.50%, 7/15/2050	2,170	2,360
Pool # BW7021, 3.50%, 8/15/2050	4,236	4,609
Pool # BW7044, 3.50%, 9/15/2050	4,122	4,484
Pool # BW7064, 3.50%, 10/15/2050	1,866	2,030
Pool # BY7857, 3.50%, 11/15/2050	1,838	1,999
Pool # BY7874, 3.50%, 12/15/2050	1,287	1,400
Pool # CA3251, 3.50%, 12/15/2050	1,199	1,305
Pool # BY7887, 3.50%, 1/15/2051	3,050	3,319
Pool # CA3320, 3.50%, 1/15/2051	1,625	1,769
Pool # CA3304, 3.50%, 2/15/2051	1,183	1,287
Pool # CE2513, 3.50%, 5/15/2051	1,196	1,298
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	2	2
Pool # 2006, 8.50%, 5/20/2025	2	2
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	3	3
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	3	3
Pool # 737076, 6.50%, 10/20/2033	175	196
Pool # 616732, 6.50%, 9/20/2034	117	125
Pool # 748766, 6.50%, 1/20/2039	41	43
Pool # 752496, 6.50%, 1/20/2039	127	149
Pool # 783389, 6.00%, 8/20/2039	690	791
Pool # 783444, 5.50%, 9/20/2039	143	166
Pool # 742853, 3.88%, 4/20/2040	1,987	2,188
Pool # 742810, 3.88%, 6/20/2040	1,660	1,818
Pool # 742801, 3.88%, 8/20/2040	655	719
Pool # 742876, 3.25%, 11/20/2040	1,421	1,529
Pool # 742878, 3.88%, 11/20/2040	5,400	5,945
Pool # BZ8504, 2.50%, 12/20/2040	1,033	1,071
Pool # 742883, 3.25%, 2/20/2041	2,502	2,712
Pool # 742885, 3.75%, 2/20/2041	351	378
Pool # 742884, 3.88%, 2/20/2041	3,091	3,378
Pool # 751810, 3.50%, 3/20/2041	921	1,007
Pool # BZ1781, 4.50%, 5/20/2041	1,317	1,440
Pool # BZ1778, 4.00%, 10/20/2041	1,141	1,237
Pool # BZ1774, 3.50%, 12/20/2041	2,109	2,260
Pool # BZ1664, 4.00%, 12/20/2042	1,400	1,513

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BZ1780, 4.50%, 10/20/2043	1,869	2,046
Pool # AE8053, 4.00%, 12/20/2043	1,327	1,435
Pool # BZ1770, 3.00%, 6/20/2044	2,986	3,160
Pool # BZ1661, 3.50%, 8/20/2044	1,419	1,498
Pool # BZ1773, 3.50%, 9/20/2044	2,936	3,147
Pool # AJ9020, 4.50%, 10/20/2044	290	308
Pool # 783967, 4.25%, 12/20/2044	1,722	1,874
Pool # BZ1777, 4.00%, 3/20/2045	1,398	1,514
Pool # BY6444, 2.50%, 11/20/2045	1,033	1,074
Pool # BZ8502, 2.50%, 12/20/2045	1,864	1,943
Pool # BZ8503, 2.50%, 12/20/2045	1,253	1,303
Pool # AK8803, 4.00%, 3/20/2046	1,309	1,473
Pool # BZ1663, 4.00%, 7/20/2046	1,991	2,149
Pool # AS8110, 3.75%, 8/20/2046	2,445	2,718
Pool # AY2378, 3.25%, 2/20/2047	343	372
Pool # AY2381, 4.25%, 7/20/2047	1,290	1,451
Pool # BZ1769, 3.00%, 8/20/2047	2,249	2,379
Pool # BZ1654, 3.00%, 9/20/2047	1,297	1,377
Pool # AY2388, 4.25%, 9/20/2047	3,579	4,028
Pool # BD3185, 4.00%, 10/20/2047	13,141	14,142
Pool # BZ1660, 3.50%, 11/20/2047	2,643	2,828
Pool # BZ1772, 3.50%, 11/20/2047	5,690	6,096
Pool # BZ1776, 4.00%, 11/20/2047	3,131	3,392
Pool # AY2392, 4.25%, 11/20/2047	3,900	4,388
Pool # BE4662, 4.00%, 12/20/2047	20,581	22,418
Pool # BB8795, 4.00%, 1/20/2048	4,878	5,399
Pool # AY2395, 4.25%, 1/20/2048	3,182	3,580
Pool # AY2404, 4.25%, 5/20/2048	4,730	5,325
Pool # BG6360, 5.00%, 5/20/2048	3,878	4,354
Pool # BF2645, 5.50%, 5/20/2048	794	899
Pool # AY2405, 4.25%, 6/20/2048	5,765	6,490
Pool # BD0531, 5.00%, 6/20/2048	1,528	1,683
Pool # BD0532, 5.00%, 6/20/2048	1,535	1,675
Pool # BF2971, 5.00%, 6/20/2048	1,841	2,045
Pool # AY2407, 4.25%, 7/20/2048	2,068	2,328
Pool # AY2408, 4.50%, 7/20/2048	1,499	1,680
Pool # BG7397, 4.50%, 7/20/2048	1,553	1,721
Pool # BF3017, 5.00%, 7/20/2048	1,283	1,422
Pool # AY2409, 4.25%, 8/20/2048	1,677	1,888
Pool # AY2410, 4.50%, 8/20/2048	1,132	1,267
Pool # BD0550, 5.00%, 8/20/2048	2,704	2,972
Pool # BG7389, 5.00%, 8/20/2048	1,715	1,913
Pool # BG7391, 5.00%, 8/20/2048	1,922	2,129
Pool # AY2412, 4.50%, 9/20/2048	5,525	6,189
Pool # 784626, 4.50%, 10/20/2048	1,578	1,707
Pool # BI4488, 4.50%, 11/20/2048	1,423	1,546
Pool # BK2584, 5.00%, 11/20/2048	508	559
Pool # BK2585, 5.00%, 11/20/2048	1,138	1,258
Pool # BK2586, 5.00%, 11/20/2048	1,375	1,516
Pool # BI6431, 4.50%, 12/20/2048	2,435	2,708
Pool # BI6669, 4.50%, 12/20/2048	2,501	2,759
Pool # BH3133, 5.00%, 12/20/2048	4,060	4,584
Pool # BJ7083, 5.00%, 12/20/2048	631	697
Pool # BJ7084, 5.00%, 12/20/2048	2,692	2,988
Pool # BK7169, 5.00%, 12/20/2048	2,714	2,989
Pool # BJ1334, 5.00%, 1/20/2049	3,921	4,410
Pool # BJ9637, 5.00%, 1/20/2049	1,023	1,153
Pool # BJ9641, 5.00%, 1/20/2049	1,989	2,224
Pool # BJ9642, 5.00%, 1/20/2049	1,359	1,531
Pool # BJ9824, 4.50%, 2/20/2049	2,305	2,583

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BJ9825, 4.50%, 2/20/2049	1,351	1,513
Pool # BK7188, 4.50%, 2/20/2049	2,959	3,223
Pool # BJ9630, 5.00%, 2/20/2049	1,004	1,112
Pool # BJ9633, 5.00%, 2/20/2049	1,269	1,410
Pool # BK7189, 5.00%, 2/20/2049	3,033	3,352
Pool # BK7198, 4.50%, 3/20/2049	2,419	2,611
Pool # BL6765, 5.50%, 5/20/2049	5,944	6,691
Pool # BN0907, 4.50%, 6/20/2049	996	1,098
Pool # BN1498, 5.00%, 6/20/2049	2,982	3,311
Pool # BN1499, 5.00%, 6/20/2049	5,368	5,955
Pool # BN1500, 5.50%, 6/20/2049	1,481	1,699
Pool # BN2627, 4.00%, 7/20/2049	3,043	3,317
Pool # BN2628, 4.00%, 7/20/2049	3,762	4,084
Pool # BO0521, 4.00%, 7/20/2049	751	808
Pool # BM9692, 4.50%, 7/20/2049	2,186	2,362
Pool # BN0879, 5.00%, 7/20/2049	339	374
Pool # BO3160, 5.00%, 7/20/2049	1,008	1,143
Pool # BP4237, 5.00%, 7/20/2049	1,256	1,423
Pool # BP4238, 5.00%, 7/20/2049	1,070	1,212
Pool # BP4240, 5.00%, 7/20/2049	837	937
Pool # BP4241, 5.00%, 7/20/2049	1,501	1,687
Pool # BP4242, 5.00%, 7/20/2049	975	1,103
Pool # BL9354, 4.00%, 8/20/2049	2,379	2,623
Pool # BM2327, 4.00%, 8/20/2049	578	608
Pool # BM2418, 4.00%, 8/20/2049	3,122	3,393
Pool # BN0884, 4.00%, 8/20/2049	689	745
Pool # BN0889, 4.50%, 8/20/2049	585	634
Pool # BN7048, 4.50%, 8/20/2049	4,213	4,639
Pool # BN7049, 4.50%, 8/20/2049	5,809	6,466
Pool # BN0890, 5.00%, 8/20/2049	646	738
Pool # BN0891, 5.00%, 8/20/2049	472	527
Pool # BN0892, 5.00%, 8/20/2049	300	328
Pool # BN0893, 5.00%, 8/20/2049	588	652
Pool # BO3257, 5.00%, 8/20/2049	1,167	1,322
Pool # BP4290, 5.00%, 8/20/2049	1,053	1,167
Pool # BP4291, 5.00%, 8/20/2049	1,286	1,423
Pool # BP4292, 5.00%, 8/20/2049	2,755	3,052
Pool # BP4293, 5.00%, 8/20/2049	2,078	2,298
Pool # BP4294, 5.00%, 8/20/2049	1,920	2,134
Pool # BN0896, 4.00%, 9/20/2049	1,698	1,828
Pool # BI0930, 4.50%, 9/20/2049	2,442	2,719
Pool # BM9714, 4.50%, 9/20/2049	2,594	2,859
Pool # 784810, 5.00%, 9/20/2049	6,037	6,858
Pool # AC2995, 5.00%, 9/20/2049	4,178	4,681
Pool # BP2853, 5.00%, 9/20/2049	3,683	4,123
Pool # BP8644, 5.00%, 9/20/2049	1,530	1,746
Pool # BP8645, 5.00%, 9/20/2049	1,185	1,352
Pool # BQ3138, 4.00%, 10/20/2049	1,118	1,215
Pool # AC2994, 4.50%, 10/20/2049	1,218	1,341
Pool # BQ9513, 3.50%, 11/20/2049	3,531	3,760
Pool # BQ3791, 4.00%, 11/20/2049	3,767	4,108
Pool # BR2638, 4.00%, 11/20/2049	506	552
Pool # 784847, 4.50%, 11/20/2049	5,785	6,343
Pool # BP2896, 4.50%, 11/20/2049	2,963	3,344
Pool # BP7772, 4.50%, 11/20/2049	514	566
Pool # BP8665, 4.50%, 11/20/2049	704	769
Pool # BP8666, 4.50%, 11/20/2049	2,034	2,241
Pool # BP8667, 5.00%, 11/20/2049	786	883

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BP8668, 5.00%, 11/20/2049	597	662
Pool # BR1542, 5.00%, 11/20/2049	1,853	2,067
Pool # BP8669, 5.50%, 11/20/2049	945	1,094
Pool # BP7668, 3.50%, 12/20/2049	9,238	9,885
Pool # BP7795, 3.50%, 12/20/2049	2,855	3,047
Pool # BP8670, 3.50%, 12/20/2049	943	1,011
Pool # BL9372, 4.00%, 12/20/2049	1,488	1,660
Pool # BP5516, 4.00%, 12/20/2049	2,032	2,246
Pool # BP8672, 4.00%, 12/20/2049	1,036	1,134
Pool # BP8673, 4.00%, 12/20/2049	1,206	1,315
Pool # BP8674, 4.00%, 12/20/2049	1,477	1,601
Pool # BQ3790, 4.00%, 12/20/2049	7,812	8,632
Pool # BJ9866, 4.50%, 12/20/2049	3,241	3,631
Pool # BL9374, 4.50%, 12/20/2049	945	1,050
Pool # BP8676, 4.50%, 12/20/2049	919	1,014
Pool # BP8677, 4.50%, 12/20/2049	1,954	2,153
Pool # BP8678, 5.00%, 12/20/2049	1,454	1,659
Pool # BP8679, 5.50%, 12/20/2049	1,038	1,201
Pool # BP8021, 3.50%, 1/20/2050	2,519	2,719
Pool # BP8681, 3.50%, 1/20/2050	1,547	1,634
Pool # BL9379, 4.00%, 1/20/2050	3,157	3,521
Pool # BP8682, 4.00%, 1/20/2050	1,583	1,733
Pool # BP8683, 4.00%, 1/20/2050	1,579	1,722
Pool # BT0281, 4.00%, 1/20/2050	5,355	5,897
Pool # BP8688, 4.50%, 1/20/2050	2,254	2,484
Pool # BR0539, 4.50%, 1/20/2050	5,104	5,761
Pool # BP8020, 3.50%, 2/20/2050	1,870	2,019
Pool # BP8022, 3.50%, 2/20/2050	1,834	1,980
Pool # BQ1338, 4.00%, 2/20/2050	6,942	7,707
Pool # BQ7054, 4.00%, 2/20/2050	2,676	3,012
Pool # BS8384, 5.00%, 2/20/2050	2,917	3,236
Pool # BS8400, 3.00%, 3/20/2050	7,266	7,584
Pool # BT0397, 3.00%, 3/20/2050	1,460	1,525
Pool # BQ4110, 3.50%, 3/20/2050	8,861	9,667
Pool # BS5879, 3.50%, 3/20/2050	1,269	1,389
Pool # BS8411, 3.50%, 3/20/2050	8,377	8,798
Pool # BT0399, 3.50%, 3/20/2050	3,022	3,188
Pool # BT3628, 3.50%, 3/20/2050	2,581	2,817
Pool # BT3629, 3.50%, 3/20/2050	1,170	1,277
Pool # BT8043, 3.50%, 3/20/2050	1,403	1,521
Pool # BT8044, 3.50%, 3/20/2050	3,608	3,890
Pool # BT8045, 3.50%, 3/20/2050	4,485	4,823
Pool # BT8046, 3.50%, 3/20/2050	6,594	7,079
Pool # BT8047, 3.50%, 3/20/2050	4,340	4,703
Pool # BT8048, 3.50%, 3/20/2050	4,533	4,948
Pool # BS5873, 4.00%, 3/20/2050	1,398	1,539
Pool # BS5874, 4.00%, 3/20/2050	3,920	4,316
Pool # BQ7064, 3.50%, 4/20/2050	1,090	1,207
Pool # BT3736, 3.50%, 4/20/2050	3,392	3,634
Pool # BU3072, 5.00%, 4/20/2050	2,391	2,669
Pool # BQ4098, 3.00%, 5/20/2050	8,910	9,313
Pool # BR3899, 3.00%, 5/20/2050	1,042	1,089
Pool # BT4019, 3.00%, 5/20/2050	4,159	4,344
Pool # BQ7069, 3.25%, 5/20/2050	2,435	2,654
Pool # BQ7083, 3.25%, 5/20/2050	995	1,084
Pool # BS7609, 3.50%, 5/20/2050	5,358	5,656
Pool # BT3843, 3.50%, 5/20/2050	2,316	2,490
Pool # BQ7073, 4.00%, 5/20/2050	1,218	1,308
Pool # BV2935, 4.50%, 5/20/2050	1,802	2,003
Pool # BV6609, 4.50%, 5/20/2050	759	848

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BV6631, 4.50%, 5/20/2050	1,836	2,051
Pool # BV6670, 4.50%, 5/20/2050	1,092	1,205
Pool # MA6661, 5.50%, 5/20/2050	149	165
Pool # BT4096, 3.00%, 6/20/2050	6,202	6,474
Pool # BU7682, 3.00%, 6/20/2050	5,611	5,913
Pool # BQ7084, 3.25%, 6/20/2050	2,785	3,035
Pool # BV8680, 3.50%, 6/20/2050	2,206	2,372
Pool # BV8683, 3.50%, 6/20/2050	932	987
Pool # BV8684, 3.50%, 6/20/2050	1,689	1,800
Pool # BV8685, 3.50%, 6/20/2050	2,622	2,768
Pool # BQ7086, 4.00%, 6/20/2050	3,346	3,766
Pool # BQ7092, 4.00%, 6/20/2050	4,463	4,846
Pool # BR3901, 4.00%, 6/20/2050	3,683	4,105
Pool # BT4070, 4.00%, 6/20/2050	1,358	1,493
Pool # BV8688, 4.00%, 6/20/2050	1,503	1,607
Pool # BQ7087, 4.25%, 6/20/2050	1,050	1,183
Pool # BV2372, 4.50%, 6/20/2050	2,734	3,079
Pool # BV6632, 4.50%, 6/20/2050	3,388	3,782
Pool # BQ7088, 5.00%, 6/20/2050	1,439	1,639
Pool # BV8696, 3.00%, 7/20/2050	3,392	3,542
Pool # BV8711, 3.00%, 7/20/2050	3,737	3,903
Pool # BV8727, 3.00%, 7/20/2050	2,460	2,581
Pool # BW0561, 3.00%, 7/20/2050	1,901	1,986
Pool # BQ7085, 3.25%, 7/20/2050	5,196	5,592
Pool # BV8699, 3.50%, 7/20/2050	1,937	2,083
Pool # BV8700, 3.50%, 7/20/2050	1,959	2,069
Pool # BV8716, 3.50%, 7/20/2050	2,338	2,469
Pool # BQ7097, 4.00%, 7/20/2050	4,085	4,559
Pool # BU7564, 4.00%, 7/20/2050	3,614	4,013
Pool # BV8702, 4.00%, 7/20/2050	902	974
Pool # BW5975, 4.00%, 7/20/2050	3,170	3,385
Pool # BW5994, 4.00%, 7/20/2050	3,087	3,380
Pool # BV2395, 4.50%, 7/20/2050	3,134	3,556
Pool # BV8722, 2.50%, 8/20/2050	4,027	4,174
Pool # BV8726, 3.00%, 8/20/2050	1,030	1,098
Pool # BX4922, 3.00%, 8/20/2050	1,051	1,120
Pool # BX4923, 3.00%, 8/20/2050	3,029	3,163
Pool # BW1746, 3.25%, 8/20/2050	4,473	4,874
Pool # BR3911, 3.50%, 8/20/2050	4,922	5,406
Pool # BV2402, 3.50%, 8/20/2050	7,488	8,214
Pool # BX4927, 3.50%, 8/20/2050	1,419	1,512
Pool # BX4928, 3.50%, 8/20/2050	2,350	2,483
Pool # BX4939, 3.50%, 8/20/2050	3,189	3,422
Pool # BW1747, 4.00%, 8/20/2050	986	1,109
Pool # BW7383, 4.00%, 8/20/2050	5,429	6,037
Pool # BX6092, 4.00%, 8/20/2050	3,643	4,051
Pool # BX6093, 4.00%, 8/20/2050	9,247	10,202
Pool # BW7033, 4.50%, 8/20/2050	1,097	1,240
Pool # BZ1653, 3.00%, 9/20/2050	1,176	1,249
Pool # BW1757, 3.25%, 9/20/2050	5,003	5,385
Pool # BR3917, 3.50%, 9/20/2050	10,318	11,335
Pool # BU7559, 3.50%, 9/20/2050	6,625	7,157
Pool # BW1718, 3.50%, 9/20/2050	6,297	6,883
Pool # BW1758, 3.50%, 9/20/2050	2,721	2,983
Pool # BX4956, 3.50%, 9/20/2050	2,291	2,457
Pool # BY3407, 3.50%, 9/20/2050	3,704	4,004
Pool # BY3408, 3.50%, 9/20/2050	1,887	2,039
Pool # BY3432, 3.50%, 9/20/2050	4,204	4,540

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BR3918, 4.00%, 9/20/2050	1,268	1,414
Pool # BW1759, 4.00%, 9/20/2050	1,803	2,030
Pool # BX3717, 4.00%, 9/20/2050	1,262	1,379
Pool # BX3718, 4.00%, 9/20/2050	1,536	1,667
Pool # BW7043, 4.50%, 9/20/2050	1,541	1,742
Pool # BW1760, 4.75%, 9/20/2050	1,198	1,342
Pool # BX4971, 2.50%, 10/20/2050	1,490	1,554
Pool # BY6410, 2.50%, 10/20/2050	1,770	1,835
Pool # BW1771, 3.00%, 10/20/2050	1,522	1,654
Pool # BW1772, 3.25%, 10/20/2050	2,164	2,358
Pool # BU7550, 3.50%, 10/20/2050	8,482	9,163
Pool # BW1773, 3.50%, 10/20/2050	2,197	2,432
Pool # BW7062, 3.50%, 10/20/2050	24,521	26,911
Pool # BY6416, 3.50%, 10/20/2050	1,784	1,921
Pool # BZ1658, 3.50%, 10/20/2050	1,479	1,579
Pool # BY6421, 4.00%, 10/20/2050	1,051	1,128
Pool # BZ1662, 4.00%, 10/20/2050	1,700	1,838
Pool # BW1774, 4.25%, 10/20/2050	1,228	1,382
Pool # BS8528, 2.50%, 11/20/2050	22,180	23,322
Pool # BY6440, 2.50%, 11/20/2050	2,862	2,983
Pool # BY6441, 2.50%, 11/20/2050	2,247	2,356
Pool # BY6443, 2.50%, 11/20/2050	2,170	2,257
Pool # BY6445, 2.50%, 11/20/2050	2,401	2,489
Pool # BY6447, 3.00%, 11/20/2050	4,604	4,921
Pool # BZ2574, 3.00%, 11/20/2050	1,055	1,147
Pool # BZ3559, 3.00%, 11/20/2050	1,013	1,077
Pool # BZ2575, 3.25%, 11/20/2050	3,413	3,719
Pool # BY6453, 3.50%, 11/20/2050	1,181	1,277
Pool # BY6454, 3.50%, 11/20/2050	2,041	2,202
Pool # BY6455, 3.50%, 11/20/2050	1,753	1,887
Pool # BY6456, 3.50%, 11/20/2050	1,497	1,606
Pool # BZ1771, 3.50%, 11/20/2050	3,878	4,156
Pool # BZ3527, 3.50%, 11/20/2050	6,624	7,156
Pool # BZ3560, 3.50%, 11/20/2050	1,500	1,622
Pool # BY5559, 4.00%, 11/20/2050	11,369	12,543
Pool # BY6457, 4.00%, 11/20/2050	1,028	1,129
Pool # BY6458, 4.00%, 11/20/2050	1,018	1,114
Pool # BZ2576, 4.00%, 11/20/2050	4,593	5,170
Pool # BY7851, 4.50%, 11/20/2050	1,769	2,000
Pool # BZ1779, 4.50%, 11/20/2050	1,495	1,634
Pool # BS8546, 2.50%, 12/20/2050	7,409	7,786
Pool # BZ8499, 2.50%, 12/20/2050	2,016	2,083
Pool # BZ8500, 2.50%, 12/20/2050	2,441	2,548
Pool # BZ8501, 2.50%, 12/20/2050	2,812	2,932
Pool # BZ8505, 2.50%, 12/20/2050	1,133	1,179
Pool # BZ8507, 2.50%, 12/20/2050	2,751	2,851
Pool # MA7052, 2.50%, 12/20/2050	54,547	56,535
Pool # BZ2590, 3.25%, 12/20/2050	2,584	2,801
Pool # BZ2591, 3.50%, 12/20/2050	1,719	1,903
Pool # BZ2592, 3.50%, 12/20/2050	2,147	2,358
Pool # BZ8515, 3.50%, 12/20/2050	1,871	2,020
Pool # BZ8516, 3.50%, 12/20/2050	1,133	1,220
Pool # BZ1775, 4.00%, 12/20/2050	2,492	2,699
Pool # BZ6501, 4.00%, 12/20/2050	11,301	12,449
Pool # BZ8495, 4.00%, 12/20/2050	2,029	2,178
Pool # BY7873, 4.50%, 12/20/2050	1,616	1,828
Pool # CB4508, 5.00%, 12/20/2050	1,085	1,239
Pool # BZ8530, 2.50%, 1/20/2051	1,274	1,323
Pool # MA7136, 2.50%, 1/20/2051	98,492	102,052
Pool # CB4502, 3.00%, 1/20/2051	1,707	1,820

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # CB4503, 3.00%, 1/20/2051	1,175	1,227
Pool # BZ2606, 3.25%, 1/20/2051	2,157	2,351
Pool # 785294, 3.50%, 1/20/2051	14,782	16,253
Pool # BY7890, 3.50%, 1/20/2051	11,574	12,708
Pool # BZ8541, 3.50%, 1/20/2051	1,038	1,107
Pool # BZ8542, 3.50%, 1/20/2051	1,097	1,153
Pool # CB1505, 3.50%, 1/20/2051	14,106	15,242
Pool # CB4504, 3.50%, 1/20/2051	1,483	1,597
Pool # BZ2614, 4.00%, 1/20/2051	1,183	1,330
Pool # BZ8544, 4.00%, 1/20/2051	860	937
Pool # CB2357, 4.00%, 1/20/2051	2,003	2,178
Pool # CB4506, 4.00%, 1/20/2051	2,166	2,398
Pool # CB1543, 3.00%, 2/20/2051	6,623	7,039
Pool # CB3225, 3.25%, 2/20/2051	1,041	1,135
Pool # CA9001, 3.50%, 2/20/2051	8,564	9,401
Pool # CB3226, 3.50%, 2/20/2051	1,116	1,236
Pool # CB4521, 3.50%, 2/20/2051	1,945	2,102
Pool # CB4522, 3.50%, 2/20/2051	1,377	1,489
Pool # CB4524, 4.00%, 2/20/2051	1,159	1,262
Pool # CA8994, 4.50%, 2/20/2051	1,678	1,883
Pool # CB4433, 3.00%, 3/20/2051	5,107	5,334
Pool # CB3240, 3.25%, 3/20/2051	1,270	1,367
Pool # CB3242, 3.50%, 3/20/2051	2,504	2,710
Pool # CB4538, 3.50%, 3/20/2051	1,174	1,265
Pool # CB3253, 3.25%, 4/20/2051	1,132	1,234
Pool # CB3254, 3.50%, 4/20/2051	1,665	1,844
Pool # CB3255, 3.50%, 4/20/2051	1,784	1,976
Pool # CB3256, 3.50%, 4/20/2051	3,521	3,899
Pool # CC9816, 3.00%, 5/20/2051	2,635	2,770
Pool # CD0432, 3.50%, 5/20/2051	2,193	2,429
Pool # CD0433, 3.50%, 5/20/2051	2,361	2,615
Pool # CD0434, 3.50%, 5/20/2051	2,895	3,207
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	1,142	1,228
Pool # AH5895, 4.00%, 6/20/2034	317	349
Pool # 4285, 6.00%, 11/20/2038	22	24
Pool # BO1377, 3.75%, 2/20/2040	1,198	1,311
Pool # BO1378, 4.00%, 1/20/2041	1,408	1,576
Pool # CD7341, 3.50%, 7/20/2047	10,399	10,981
Pool # BS0536, 3.00%, 3/20/2048	3,137	3,300
Pool # BS0538, 4.00%, 12/20/2048	3,099	3,355
Pool # BS0539, 4.50%, 1/20/2049(c)	2,188	2,391
Pool # MA6145, 3.50%, 9/20/2049	1,555	1,612
Pool # BS0537, 3.50%, 12/20/2049	1,398	1,485
Pool # AC0979, 3.95%, 4/20/2063(a)	25	25
Pool # AC0977, 3.95%, 5/20/2063(a)	133	136
Pool # AC0973, 4.48%, 5/20/2063(a)	8	9

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,877,588)		2,913,596

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.5%
Acre 6.25%, 12/22/2021‡	1,808	1,790
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	553	556
Series 2005-1CB, Class 1A6, IF, IO, 7.01%, 3/25/2035‡(a)	327	50
Series 2005-22T1, Class A2, IF, IO, 4.98%, 6/25/2035‡(a)	1,630	247
Series 2005-20CB, Class 3A8, IF, IO, 4.66%, 7/25/2035‡(a)	1,718	224
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	65	44
Series 2005-37T1, Class A2, IF, IO, 4.96%, 9/25/2035‡(a)	2,976	436
Series 2005-54CB, Class 1A2, IF, IO, 4.76%, 11/25/2035‡(a)	1,846	264
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	310	292
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	10	9
Series 2005-57CB, Class 3A2, IF, IO, 5.01%, 12/25/2035‡(a)	214	27
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	173	172
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	248	200
Series 2006-7CB, Class 1A2, IF, IO, 5.21%, 5/25/2036‡(a)	8,768	1,805
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	320	229
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035(a)(d)	5	5
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026(d)	14,380	14,538
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024(a)(d)	8,453	8,453
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036(a)(d)	110	102
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034‡	44	35
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	108	110
Series 2004-C, Class 1A1, 3.23%, 12/20/2034(a)	128	133
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035‡	159	26
Series 2005-E, Class 4A1, 2.97%, 3/20/2035(a)	21	21
Series 2005-4, Class 30, PO, 8/25/2035‡	28	23
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	106	107
Series 2005-7, Class 30, PO, 11/25/2035‡	14	13
Series 2005-8, Class 30, PO, 1/25/2036‡	57	42
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 2.37%, 4/25/2033(a)	70	72
Series 2003-J, Class 3A2, 2.73%, 11/25/2033(a)	102	103
Bayview Financing Trust
Series 2020-3F, Class A, 3.10%, 11/10/2022‡(a)(d)	7,309	7,309
Series 2021-2F, Class M1, 1.57%, 12/31/2049‡(a)(d)	10,549	10,548
Series 2021-2F, Class M2, 2.52%, 12/31/2049‡(a)(d)	10,000	10,000
Bayview Opportunity Master Fund IVB LLC 2.06%, 1/10/2031‡(a)	2,140	2,140
Bayview Opportunity Master Fund Trust Series 2014-1SBC, 1.56%, 1/10/2031‡(a)	7,430	7,430
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 2.47%, 7/25/2033(a)	70	73
Series 2003-7, Class 3A, 2.19%, 10/25/2033(a)	39	39
Series 2004-1, Class 12A1, 2.79%, 4/25/2034(a)	169	167
Series 2004-2, Class 14A, 2.70%, 5/25/2034(a)	71	69
Series 2006-1, Class A1, 2.37%, 2/25/2036(a)	258	268
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033(e)	203	211
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046(d)	3,842	3,874
Series 2021-MH1, Class M1, 2.99%, 2/25/2046‡(d)	2,000	2,018
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033‡	8	8
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030(a)(d)	6,761	6,768
Series 2021-HB5, Class A, 0.80%, 2/25/2031(a)(d)	33,085	33,070
Series 2021-HB5, Class M2, 1.85%, 2/25/2031‡(a)(d)	9,000	8,982
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 2.76%, 6/25/2035(a)	159	162
Series 2007-A1, Class 1A3, 2.56%, 2/25/2037(a)	533	541
Series 2007-A1, Class 2A1, 2.79%, 2/25/2037(a)	47	47
Series 2007-A1, Class 9A1, 2.83%, 2/25/2037(a)	143	145
Series 2007-A1, Class 7A1, 3.04%, 2/25/2037(a)	66	68
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034‡	8	7
Series 2004-3, Class A26, 5.50%, 4/25/2034	110	112
Series 2004-HYB1, Class 2A, 2.58%, 5/20/2034(a)	41	42
Series 2004-HYB3, Class 2A, 2.13%, 6/20/2034(a)	232	238
Series 2004-7, Class 2A1, 2.45%, 6/25/2034(a)	38	39

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	304		312
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	210		217
Series 2004-HYB6, Class A3, 2.77%, 11/20/2034(a)	156		161
Series 2005-16, Class A23, 5.50%, 9/25/2035	76		67
Series 2005-22, Class 2A1, 2.61%, 11/25/2035(a)	407		387
Series 2007-4, Class 1A52, IF, IO, 5.31%, 5/25/2037‡(a)	1,611		338
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-6, Class A, PO, 9/25/2035‡	18		15
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033‡	1		—	(b)
Series 2003-HYB1, Class A, 2.59%, 9/25/2033(a)	64		67
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 2.74%, 9/25/2033(a)(d)	150		152
Series 2015-A, Class B2, 4.50%, 6/25/2058(a)(d)	554		583
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class WPO2, PO, 6/25/2031‡	5		5
Series 2003-1, Class WA2, 6.50%, 6/25/2031‡	6		6
Series 2003-1, Class 3, PO, 9/25/2033‡	29		26
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	6		6
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	19		19
Series 2004-UST1, Class A3, 2.23%, 8/25/2034(a)	55		56
Series 2004-UST1, Class A6, 2.50%, 8/25/2034(a)	19		19
Series 2005-1, Class 2A1A, 2.34%, 2/25/2035(a)	112		108
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	241		247
Series 2005-5, Class 1A2, 2.89%, 8/25/2035(a)	320		259
Conix Mortgage Asset Trust Series 2013-1, Class A, 0.00%, 12/25/2047‡(a)(f)	1,618		26
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	32		29
Series 2003-1, Class DB1, 6.71%, 2/25/2033(a)	373		378
Series 2003-AR15, Class 3A1, 2.30%, 6/25/2033(a)	145		150
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	77		79
Series 2004-AR2, Class 2A1, 2.46%, 3/25/2034(a)	147		150
Credit Suisse Mortgage Capital Certificates Series 2021-JR1, Class A1, 2.46%, 9/27/2066(a)(d)	8,637		8,734
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	37		37
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	126		128
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	162		166
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	90		93
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	104		108
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	204		208
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035‡(a)	617		54
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035‡	433		52
CSMA SFR Holdings II (United Kingdom) Zero Coupon, 7/31/2023‡	5,539		5,449
CSMC Trust
Series 2020-RPL5, Class A1, 3.02%, 8/25/2060(a)(d)	6,905		7,024
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060(a)(d)	15,335		15,333
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.08%, 2/25/2020(a)	23		23
FHLMC, REMIC
Series 1133, Class H, 7.00%, 9/15/2021	—	(b)	—	(b)
Series 1144, Class KB, 8.50%, 9/15/2021	—	(b)	—	(b)
Series 3688, Class CU, 6.60%, 11/15/2021(a)	1		1
Series 3511, IO, 5.00%, 12/15/2021	—	(b)	—	(b)
Series 3282, Class YD, 5.50%, 2/15/2022	36		36
Series 2462, Class NB, 6.50%, 6/15/2022	9		10
Series 1343, Class LB, 7.50%, 8/15/2022	1		1
Series 1343, Class LA, 8.00%, 8/15/2022	1		1
Series 1395, Class G, 6.00%, 10/15/2022	1		1
Series 1374, Class Z, 7.00%, 10/15/2022	2		2
Series 1401, Class J, 7.00%, 10/15/2022	4		5
Series 2535, Class BK, 5.50%, 12/15/2022	6		6
Series 1470, Class F, 1.41%, 2/15/2023(a)	—	(b)	—	(b)

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1466, Class PZ, 7.50%, 2/15/2023	11		12
Series 1798, Class F, 5.00%, 5/15/2023	6		6
Series 1518, Class G, IF, 8.89%, 5/15/2023(a)	4		4
Series 1505, Class QB, HB, IF, 20.50%, 5/15/2023(a)	—	(b)	1
Series 2033, Class J, 5.60%, 6/15/2023	18		19
Series 1526, Class L, 6.50%, 6/15/2023	2		2
Series 1541, Class O, 1.02%, 7/15/2023(a)	5		5
Series 1677, Class Z, 7.50%, 7/15/2023	17		18
Series 1570, Class F, 1.88%, 8/15/2023(a)	1		1
Series 1552, Class IA, IF, 18.57%, 8/15/2023(a)	41		46
Series 1570, Class SA, HB, IF, 25.08%, 8/15/2023(a)	3		3
Series 1578, Class K, 6.90%, 9/15/2023	12		12
Series 1578, Class V, IO, 7.00%, 9/15/2023	1		—	(b)
Series 2571, Class SK, HB, IF, 34.06%, 9/15/2023(a)	7		9
Series 1591, Class PV, 6.25%, 10/15/2023	23		24
Series 1602, Class SA, HB, IF, 22.38%, 10/15/2023(a)	5		6
Series 1813, Class I, PO, 11/15/2023	50		50
Series 1813, Class J, IF, IO, 5.75%, 11/15/2023(a)	194		10
Series 2720, Class PC, 5.00%, 12/15/2023	60		63
Series 1628, Class LZ, 6.50%, 12/15/2023	34		36
Series 1638, Class H, 6.50%, 12/15/2023	36		38
Series 2283, Class K, 6.50%, 12/15/2023	7		8
Series 1644, Class K, 6.75%, 12/15/2023	13		14
Series 1658, Class GZ, 7.00%, 1/15/2024	42		45
Series 1865, Class D, PO, 2/15/2024	4		4
Series 1760, Class ZD, 1.08%, 2/15/2024(a)	54		54
Series 2756, Class NA, 5.00%, 2/15/2024	17		18
Series 1671, Class QC, IF, 10.00%, 2/15/2024(a)	4		4
Series 1686, Class SH, IF, 18.98%, 2/15/2024(a)	1		1
Series 1699, Class FC, 0.71%, 3/15/2024(a)	2		2
Series 1695, Class EB, 7.00%, 3/15/2024	17		18
Series 2033, Class SN, HB, IF, 29.74%, 3/15/2024(a)	1		—	(b)
Series 2306, Class K, PO, 5/15/2024	4		4
Series 2306, Class SE, IF, IO, 9.02%, 5/15/2024(a)	10		1
Series 1745, Class D, 7.50%, 8/15/2024	9		10
Series 3614, Class QB, 4.00%, 12/15/2024	706		739
Series 2967, Class S, HB, IF, 33.27%, 4/15/2025(a)	15		19
Series 3022, Class SX, IF, 16.62%, 8/15/2025(a)	20		23
Series 1829, Class ZB, 6.50%, 3/15/2026	11		12
Series 1863, Class Z, 6.50%, 7/15/2026	23		25
Series 1899, Class ZE, 8.00%, 9/15/2026	16		18
Series 1963, Class Z, 7.50%, 1/15/2027	15		18
Series 2470, Class SL, IF, 9.00%, 1/15/2027(a)	6		7
Series 1985, Class PR, IO, 8.00%, 7/15/2027	5		—	(b)
Series 2065, Class PX, IO, 0.75%, 8/17/2027	1,853		14
Series 1987, Class PE, 7.50%, 9/15/2027	7		8
Series 2038, Class PN, IO, 7.00%, 3/15/2028	4		1
Series 2042, Class T, 7.00%, 3/15/2028	3		3
Series 2040, Class PE, 7.50%, 3/15/2028	34		39
Series 2060, Class Z, 6.50%, 5/15/2028	11		13
Series 2061, Class DC, IO, 6.50%, 6/15/2028	27		2
Series 2075, Class PH, 6.50%, 8/15/2028	79		89
Series 2086, Class GB, 6.00%, 9/15/2028	12		14
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	6		1
Series 2110, Class PG, 6.00%, 1/15/2029	54		61
Series 2111, Class SB, IF, IO, 7.40%, 1/15/2029(a)	69		7
Series 2125, Class JZ, 6.00%, 2/15/2029	19		21
Series 2130, Class QS, 6.00%, 3/15/2029	37		41
Series 2132, Class ZL, 6.50%, 3/15/2029	11		13
Series 2132, Class SB, HB, IF, 30.07%, 3/15/2029(a)	8		12

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2141, IO, 7.00%, 4/15/2029	2	—	(b)
Series 2303, Class ZN, 8.50%, 4/15/2029	113	134
Series 2163, Class PC, IO, 7.50%, 6/15/2029	6	1
Series 2178, Class PB, 7.00%, 8/15/2029	12	14
Series 2201, Class C, 8.00%, 11/15/2029	17	20
Series 2204, Class GB, 8.00%, 12/20/2029(a)	2	—	(b)
Series 2209, Class TC, 8.00%, 1/15/2030	71	84
Series 2210, Class Z, 8.00%, 1/15/2030	40	48
Series 2224, Class CB, 8.00%, 3/15/2030	13	16
Series 2247, Class Z, 7.50%, 8/15/2030	10	12
Series 2256, Class MC, 7.25%, 9/15/2030	44	52
Series 2254, Class Z, 9.00%, 9/15/2030	96	119
Series 2259, Class ZM, 7.00%, 10/15/2030	51	60
Series 2271, Class PC, 7.25%, 12/15/2030	60	72
Series 2296, Class PD, 7.00%, 3/15/2031	19	22
Series 2303, Class ZD, 7.00%, 4/15/2031	290	346
Series 2694, Class BA, 4.00%, 6/15/2031	15	16
Series 2359, Class ZB, 8.50%, 6/15/2031	42	52
Series 2388, Class UZ, 8.50%, 6/15/2031	15	18
Series 2344, Class ZD, 6.50%, 8/15/2031	122	141
Series 2344, Class ZJ, 6.50%, 8/15/2031	13	16
Series 2345, Class NE, 6.50%, 8/15/2031	8	9
Series 2372, Class F, 0.60%, 10/15/2031(a)	9	9
Series 2367, Class ZK, 6.00%, 10/15/2031	145	167
Series 2368, Class AS, HB, IF, 20.67%, 10/15/2031(a)	6	7
Series 2383, Class FD, 0.60%, 11/15/2031(a)	8	8
Series 2399, Class TH, 6.50%, 1/15/2032	134	157
Series 2410, Class OE, 6.38%, 2/15/2032	21	23
Series 2494, Class SX, IF, IO, 6.90%, 2/15/2032(a)	331	51
Series 2410, Class QX, IF, IO, 8.55%, 2/15/2032(a)	23	5
Series 2410, Class QS, IF, 19.24%, 2/15/2032(a)	31	44
Series 2433, Class SA, HB, IF, 20.67%, 2/15/2032(a)	68	99
Series 2431, Class F, 0.60%, 3/15/2032(a)	393	395
Series 2464, Class FE, 1.10%, 3/15/2032(a)	103	105
Series 2423, Class MC, 7.00%, 3/15/2032	36	43
Series 2423, Class MT, 7.00%, 3/15/2032	43	51
Series 2444, Class ES, IF, IO, 7.85%, 3/15/2032(a)	28	5
Series 2450, Class SW, IF, IO, 7.90%, 3/15/2032(a)	32	6
Series 2434, Class TC, 7.00%, 4/15/2032	45	54
Series 2436, Class MC, 7.00%, 4/15/2032	57	66
Series 2450, Class GZ, 7.00%, 5/15/2032	36	44
Series 3393, Class JO, PO, 9/15/2032	130	120
Series 2513, Class ZC, 5.50%, 10/15/2032	93	109
Series 2517, Class Z, 5.50%, 10/15/2032	88	98
Series 2835, Class QO, PO, 12/15/2032	38	36
Series 2552, Class FP, 1.10%, 1/15/2033(a)	556	569
Series 2557, Class HL, 5.30%, 1/15/2033	372	430
Series 2586, Class WI, IO, 6.50%, 3/15/2033	107	20
Series 2611, Class SQ, IF, 12.80%, 5/15/2033(a)	32	40
Series 2631, Class SA, IF, 14.67%, 6/15/2033(a)	19	24
Series 2692, Class SC, IF, 13.08%, 7/15/2033(a)	65	85
Series 2671, Class S, IF, 14.57%, 9/15/2033(a)	31	42
Series 2725, Class SC, IF, 8.91%, 11/15/2033(a)	59	63
Series 2722, Class PF, 0.70%, 12/15/2033(a)	723	733
Series 2763, Class ZA, 6.00%, 3/15/2034	2,797	3,278
Series 2779, Class ZC, 6.00%, 4/15/2034	1,737	2,046
Series 2802, Class ZY, 6.00%, 5/15/2034	247	299
Series 3318, Class BT, IF, 7.00%, 5/15/2034(a)	840	929

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2990, Class SL, HB, IF, 24.12%, 6/15/2034(a)	26	31
Series 3611, PO, 7/15/2034	156	146
Series 3305, Class MB, IF, 2.58%, 7/15/2034(a)	55	58
Series 3077, Class TO, PO, 4/15/2035	95	92
Series 2990, Class WP, IF, 16.73%, 6/15/2035(a)	1	2
Series 3035, Class Z, 5.85%, 9/15/2035	784	883
Series 3117, Class EO, PO, 2/15/2036	103	95
Series 3117, Class OG, PO, 2/15/2036	89	83
Series 3117, Class OK, PO, 2/15/2036	105	98
Series 3143, Class BC, 5.50%, 2/15/2036	183	213
Series 3122, Class OH, PO, 3/15/2036	16	15
Series 3134, PO, 3/15/2036	15	14
Series 3152, Class MO, PO, 3/15/2036	198	185
Series 3122, Class ZB, 6.00%, 3/15/2036	27	39
Series 3138, PO, 4/15/2036	54	49
Series 3607, Class AO, PO, 4/15/2036	131	119
Series 3607, Class BO, PO, 4/15/2036	131	123
Series 3137, Class XP, 6.00%, 4/15/2036	548	649
Series 3219, Class DI, IO, 6.00%, 4/15/2036	84	17
Series 3149, Class SO, PO, 5/15/2036	56	50
Series 3151, PO, 5/15/2036	172	160
Series 3153, Class EO, PO, 5/15/2036	91	83
Series 3210, PO, 5/15/2036	82	81
Series 3604, PO, 5/15/2036	134	121
Series 3998, Class GF, 0.55%, 5/15/2036(a)	79	80
Series 3171, Class MO, PO, 6/15/2036	77	74
Series 3179, Class OA, PO, 7/15/2036	62	56
Series 3194, Class SA, IF, IO, 7.00%, 7/15/2036(a)	38	8
Series 3200, PO, 8/15/2036	117	109
Series 3232, Class ST, IF, IO, 6.60%, 10/15/2036(a)	137	28
Series 3237, Class AO, PO, 11/15/2036	135	121
Series 3704, Class DT, 7.50%, 11/15/2036	705	864
Series 3704, Class ET, 7.50%, 12/15/2036	524	649
Series 3260, Class CS, IF, IO, 6.04%, 1/15/2037(a)	85	17
Series 3262, Class SG, IF, IO, 6.30%, 1/15/2037(a)	24	3
Series 3274, Class JO, PO, 2/15/2037	22	21
Series 3274, Class MO, PO, 2/15/2037	51	48
Series 3275, Class FL, 0.54%, 2/15/2037(a)	27	27
Series 3288, Class GS, IF, 0.56%, 3/15/2037(a)	21	21
Series 3290, Class SB, IF, IO, 6.35%, 3/15/2037(a)	243	43
Series 3373, Class TO, PO, 4/15/2037	108	100
Series 3316, Class JO, PO, 5/15/2037	14	13
Series 3607, PO, 5/15/2037	334	303
Series 3322, Class NS, IF, 7.00%, 5/15/2037(a)	585	679
Series 3371, Class FA, 0.70%, 9/15/2037(a)	38	39
Series 3385, Class SN, IF, IO, 5.90%, 11/15/2037(a)	56	9
Series 3387, Class SA, IF, IO, 6.32%, 11/15/2037(a)	163	30
Series 3422, Class AI, IO, 0.25%, 1/15/2038(e)	653	5
Series 3404, Class SC, IF, IO, 5.90%, 1/15/2038(a)	253	50
Series 3451, Class SA, IF, IO, 5.95%, 5/15/2038(a)	34	3
Series 3537, Class MI, IO, 5.00%, 6/15/2038	390	65
Series 3461, Class LZ, 6.00%, 6/15/2038	108	127
Series 3481, Class SJ, IF, IO, 5.75%, 8/15/2038(a)	323	61
Series 3895, Class WA, 5.70%, 10/15/2038(a)	185	215
Series 3546, Class A, 1.88%, 2/15/2039(a)	43	45
Series 3511, Class SA, IF, IO, 5.90%, 2/15/2039(a)	82	13
Series 3531, Class SA, IF, IO, 6.20%, 5/15/2039(a)	234	20
Series 3549, Class FA, 1.30%, 7/15/2039(a)	32	33
Series 4580, Class PT, 6.85%, 8/15/2039(a)	1,162	1,369
Series 3572, Class JS, IF, IO, 6.70%, 9/15/2039(a)	228	35
Series 3795, Class EI, IO, 5.00%, 10/15/2039	347	20
Series 3621, PO, 1/15/2040	243	224
Series 3621, Class BO, PO, 1/15/2040	162	150
Series 3623, Class LO, PO, 1/15/2040	216	195

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3632, Class BS, IF, 17.16%, 2/15/2040(a)	661		913
Series 3714, Class IP, IO, 5.00%, 8/15/2040	680		67
Series 3966, Class BF, 0.60%, 10/15/2040(a)	317		318
Series 3747, Class PY, 4.00%, 10/15/2040	1,500		1,693
Series 3747, Class CY, 4.50%, 10/15/2040	2,373		2,717
Series 3740, Class SC, IF, IO, 5.90%, 10/15/2040(a)	409		80
Series 3753, PO, 11/15/2040	1,173		1,070
Series 3770, Class PY, 5.00%, 12/15/2040	1,655		1,953
Series 3860, Class PZ, 5.00%, 5/15/2041	3,294		3,837
Series 3852, Class QN, IF, 5.50%, 5/15/2041(a)	88		94
Series 3852, Class TP, IF, 5.50%, 5/15/2041(a)	149		159
Series 3966, Class NA, 4.00%, 12/15/2041	1,303		1,453
Series 4015, Class MY, 3.50%, 3/15/2042	1,000		1,097
Series 4136, Class HS, IF, 3.90%, 11/15/2042(a)	679		655
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000		1,025
Series 4274, Class EM, 4.00%, 11/15/2043	1,000		1,141
Series 4280, Class EO, PO, 12/15/2043	849		708
Series 4281, Class OB, PO, 12/15/2043	973		817
Series 4377, Class JP, 3.00%, 8/15/2044	3,814		4,085
Series 4456, Class SA, IF, IO, 6.05%, 3/15/2045(a)	5,347		1,210
Series 4480, Class SE, IF, IO, 6.08%, 6/15/2045(a)	5,249		1,109
Series 4708, Class F, 0.40%, 8/15/2047(a)	3,967		3,967
Series 4888, Class AZ, 4.00%, 12/15/2048	6,065		6,571
Series 4848, Class QY, 4.50%, 12/15/2048	1,500		1,618
Series 4903, Class SN, IF, IO, 6.01%, 8/25/2049(a)	13,905		3,281
Series 5048, Class TI, IO, 3.00%, 11/25/2050	23,923		3,812
FHLMC, STRIPS
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(b)	—	(b)
Series 191, IO, 8.00%, 1/1/2028	377		58
Series 197, PO, 4/1/2028	147		142
Series 233, Class 11, IO, 5.00%, 9/15/2035	187		35
Series 233, Class 12, IO, 5.00%, 9/15/2035	109		16
Series 233, Class 13, IO, 5.00%, 9/15/2035	252		47
Series 239, Class S30, IF, IO, 7.60%, 8/15/2036(a)	364		91
Series 262, Class 35, 3.50%, 7/15/2042	10,092		10,862
Series 299, Class 300, 3.00%, 1/15/2043	451		466
Series 310, PO, 9/15/2043	1,319		1,138
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.10%, 7/25/2032(a)	162		182
Series T-76, Class 2A, 1.73%, 10/25/2037(a)	2,283		2,320
Series T-42, Class A5, 7.50%, 2/25/2042	581		715
Series T-51, Class 2A, 7.50%, 8/25/2042(a)	48		61
Series T-54, Class 2A, 6.50%, 2/25/2043	1,064		1,260
Series T-54, Class 3A, 7.00%, 2/25/2043	489		584
Series T-56, Class A5, 5.23%, 5/25/2043	879		1,003
Series T-58, Class A, PO, 9/25/2043	70		59
Series T-51, Class 1A, 6.50%, 9/25/2043(a)	39		48
Series T-59, Class 1AP, PO, 10/25/2043	70		48
Series T-62, Class 1A1, 1.33%, 10/25/2044(a)	769		787
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 2.37%, 10/25/2034(a)	191		197
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	181		131
Series 2007-FA4, Class 1A2, IF, IO, 5.56%, 8/25/2037‡(a)	3,091		676
FMC GMSR Issuer Trust 3.69%, 2/25/2024	15,000		15,004
Series 2020-GT1, Class A, 4.45%, 1/25/2026(a)(d)	9,800		9,879
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	2,864		3,287
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	212		250
Series 2003-W8, Class 3F1, 0.49%, 5/25/2042(a)	136		136
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	182		214
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	117		136
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	157		185

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2005-W3, Class 2AF, 0.31%, 3/25/2045(a)	350		349
Series 2005-W4, Class 3A, 2.93%, 6/25/2045(a)	776		822
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	132		152
Series 2006-W2, Class 1AF1, 0.31%, 2/25/2046(a)	176		176
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	300		357
Series 2001-T12, Class A2, 7.50%, 8/25/2041	193		230
Series 2001-T10, PO, 12/25/2041	12		12
Series 2002-T4, Class A2, 7.00%, 12/25/2041	123		145
Series 2002-T4, Class A3, 7.50%, 12/25/2041	283		339
Series 2002-T16, Class A2, 7.00%, 7/25/2042	110		133
Series 2002-T19, Class A2, 7.00%, 7/25/2042	282		338
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	191		222
Series 2004-T3, Class PT1, 10.15%, 1/25/2044(a)	152		185
FNMA, REMIC
Series 1991-60, Class PM, HB, 1,009.00%, 6/25/2021	—	(b)	—	(b)
Series G92-7, Class JQ, 8.50%, 1/25/2022	—	(b)	—	(b)
Series G92-14, Class Z, 7.00%, 2/25/2022	—	(b)	—	(b)
Series 2007-15, Class NO, PO, 3/25/2022	2		2
Series 1992-101, Class J, 7.50%, 6/25/2022	1		1
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(b)	—	(b)
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(b)	—	(b)
Series 1996-59, Class J, 6.50%, 8/25/2022	—	(b)	—	(b)
Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(b)	—	(b)
Series G92-62, Class B, PO, 10/25/2022	1		1
Series G92-61, Class Z, 7.00%, 10/25/2022	3		4
Series G93-1, Class KA, 7.90%, 1/25/2023	4		4
Series 1993-108, Class D, PO, 2/25/2023	—	(b)	—	(b)
Series 1993-27, Class S, IF, 9.61%, 2/25/2023(a)	4		5
Series 1993-25, Class J, 7.50%, 3/25/2023	10		11
Series 1993-31, Class K, 7.50%, 3/25/2023	2		2
Series G93-17, Class SI, IF, 6.00%, 4/25/2023(a)	4		4
Series 1993-54, Class Z, 7.00%, 4/25/2023	21		22
Series 1998-43, Class SA, IF, IO, 19.38%, 4/25/2023(a)	8		1
Series 1993-62, Class SA, IF, 19.65%, 4/25/2023(a)	1		1
Series 1993-97, Class FA, 1.34%, 5/25/2023(a)	1		1
Series 2008-47, Class SI, IF, IO, 6.41%, 6/25/2023(a)	3		—	(b)
Series 1993-162, Class F, 1.04%, 8/25/2023(a)	2		3
Series 1996-14, Class SE, IF, IO, 9.17%, 8/25/2023(a)	18		1
Series 1993-228, Class G, PO, 9/25/2023	1		1
Series 1993-165, Class SD, IF, 14.06%, 9/25/2023(a)	1		1
Series 2000-18, Class EC, PO, 10/25/2023	34		34
Series 1993-179, Class SB, HB, IF, 28.10%, 10/25/2023(a)	6		6
Series 1993-230, Class FA, 0.71%, 12/25/2023(a)	1		1
Series 2002-1, Class UD, HB, IF, 24.18%, 12/25/2023(a)	8		10
Series 1994-26, Class J, PO, 1/25/2024	85		85
Series 2009-12, IO, 4.50%, 3/25/2024	—	(b)	—	(b)
Series 1994-37, Class L, 6.50%, 3/25/2024	8		8
Series G94-7, Class PJ, 7.50%, 5/17/2024	44		47
Series 2004-53, Class NC, 5.50%, 7/25/2024	41		43
Series 1995-2, Class Z, 8.50%, 1/25/2025	3		3
Series 2006-72, Class HO, PO, 8/25/2026	45		43
Series 2006-94, Class GI, IF, IO, 6.56%, 10/25/2026(a)	496		44
Series 2006-94, Class GK, HB, IF, 32.79%, 10/25/2026(a)	21		29
Series G97-2, Class ZA, 8.50%, 2/17/2027	17		19
Series 1997-20, IO, 1.84%, 3/25/2027(a)	3		—	(b)
Series 1997-27, Class J, 7.50%, 4/18/2027	3		4
Series 1997-24, Class Z, 8.00%, 4/18/2027	4		4
Series 1997-46, Class Z, 7.50%, 6/17/2027	96		108
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	3		—	(b)

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1998-30, Class ZA, 6.50%, 5/20/2028	200	226
Series 1998-36, Class ZB, 6.00%, 7/18/2028	23	26
Series 2002-7, Class FD, 0.79%, 4/25/2029(a)	57	58
Series 1999-62, Class PB, 7.50%, 12/18/2029	22	26
Series 2000-52, IO, 8.50%, 1/25/2031	4	1
Series 2002-60, Class FA, 0.84%, 2/25/2031(a)	188	190
Series 2002-60, Class FB, 0.84%, 2/25/2031(a)	188	190
Series 2001-4, Class ZA, 6.50%, 3/25/2031	197	225
Series 2001-7, Class PF, 7.00%, 3/25/2031	16	19
Series 2002-50, Class ZA, 6.00%, 5/25/2031	277	314
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	24	3
Series 2001-49, Class LZ, 8.50%, 7/25/2031	42	50
Series 2001-38, Class FB, 0.59%, 8/25/2031(a)	60	60
Series 2001-36, Class DE, 7.00%, 8/25/2031	37	44
Series 2001-44, Class PD, 7.00%, 9/25/2031	17	20
Series 2001-44, Class PU, 7.00%, 9/25/2031	28	33
Series 2001-53, Class FX, 0.44%, 10/25/2031(a)	199	200
Series 2003-52, Class SX, HB, IF, 22.68%, 10/25/2031(a)	9	14
Series 2001-61, Class Z, 7.00%, 11/25/2031	106	128
Series 2001-72, Class SX, IF, 17.25%, 12/25/2031(a)	10	13
Series 2002-1, Class SA, HB, IF, 24.89%, 2/25/2032(a)	5	8
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032(a)	113	4
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032(a)	6	7
Series 2002-30, Class Z, 6.00%, 5/25/2032	161	188
Series 2002-37, Class Z, 6.50%, 6/25/2032	11	13
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	228	32
Series 2004-61, Class FH, 0.89%, 11/25/2032(a)	996	1,016
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,047	1,216
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032(a)	40	46
Series 2004-59, Class BG, PO, 12/25/2032	53	50
Series 2002-77, Class S, IF, 14.32%, 12/25/2032(a)	25	31
Series 2003-2, Class F, 0.84%, 2/25/2033(a)	399	406
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	192	10
Series 2003-22, Class UD, 4.00%, 4/25/2033	313	346
Series 2003-39, IO, 6.00%, 5/25/2033(a)	17	3
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	381	79
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	513	101
Series 2004-4, Class QI, IF, IO, 7.01%, 6/25/2033(a)	60	2
Series 2004-4, Class QM, IF, 14.02%, 6/25/2033(a)	15	16
Series 2003-132, Class OA, PO, 8/25/2033	13	13
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	37	2
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	159	26
Series 2003-74, Class SH, IF, 10.01%, 8/25/2033(a)	27	32
Series 2003-86, Class ZA, 5.50%, 9/25/2033	172	197
Series 2003-91, Class SD, IF, 12.35%, 9/25/2033(a)	27	33
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,048	1,214
Series 2003-116, Class SB, IF, IO, 7.51%, 11/25/2033(a)	197	38
Series 2006-44, Class P, PO, 12/25/2033	385	359
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,120	1,324
Series 2004-87, Class F, 0.84%, 1/25/2034(a)	153	156
Series 2003-130, Class SX, IF, 11.38%, 1/25/2034(a)	9	10
Series 2003-131, Class SK, IF, 16.02%, 1/25/2034(a)	16	18
Series 2004-46, Class EP, PO, 3/25/2034	104	103
Series 2004-28, Class PF, 0.49%, 3/25/2034(a)	260	261
Series 2004-17, Class H, 5.50%, 4/25/2034	317	371
Series 2004-25, Class SA, IF, 19.27%, 4/25/2034(a)	72	102
Series 2004-46, Class SK, IF, 16.25%, 5/25/2034(a)	32	42
Series 2004-36, Class SA, IF, 19.27%, 5/25/2034(a)	129	188

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-46, Class QB, HB, IF, 23.63%, 5/25/2034(a)	55	82
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,292	1,477
Series 2004-51, Class SY, IF, 14.06%, 7/25/2034(a)	17	20
Series 2014-44, Class B, 2.50%, 8/25/2034	928	979
Series 2005-7, Class LO, PO, 2/25/2035	412	393
Series 2005-15, Class MO, PO, 3/25/2035	98	88
Series 2005-13, Class FL, 0.49%, 3/25/2035(a)	82	83
Series 2005-74, Class SK, IF, 19.88%, 5/25/2035(a)	149	187
Series 2005-56, Class S, IF, IO, 6.62%, 7/25/2035(a)	221	44
Series 2005-66, Class SV, IF, IO, 6.66%, 7/25/2035(a)	217	23
Series 2005-103, Class SC, IF, 11.11%, 7/25/2035(a)	218	272
Series 2005-66, Class SG, IF, 17.15%, 7/25/2035(a)	94	130
Series 2005-68, Class PG, 5.50%, 8/25/2035	218	250
Series 2005-73, Class PS, IF, 16.47%, 8/25/2035(a)	62	82
Series 2005-90, PO, 9/25/2035	81	80
Series 2005-90, Class AO, PO, 10/25/2035	27	26
Series 2010-39, Class OT, PO, 10/25/2035	123	118
Series 2005-84, Class XM, 5.75%, 10/25/2035	121	138
Series 2005-90, Class ES, IF, 16.65%, 10/25/2035(a)	204	281
Series 2005-106, Class US, HB, IF, 24.23%, 11/25/2035(a)	129	187
Series 2006-8, Class WQ, PO, 3/25/2036	386	347
Series 2006-16, Class HZ, 5.50%, 3/25/2036	120	138
Series 2006-8, Class WN, IF, IO, 6.61%, 3/25/2036(a)	1,416	299
Series 2006-23, Class KO, PO, 4/25/2036	53	51
Series 2006-27, Class OH, PO, 4/25/2036	114	107
Series 2006-44, Class GO, PO, 6/25/2036	153	143
Series 2006-50, Class JO, PO, 6/25/2036	92	85
Series 2006-50, Class PS, PO, 6/25/2036	131	126
Series 2006-53, Class US, IF, IO, 6.49%, 6/25/2036(a)	240	47
Series 2006-113, PO, 7/25/2036	2	2
Series 2006-58, PO, 7/25/2036	152	141
Series 2006-58, Class AP, PO, 7/25/2036	51	47
Series 2006-65, Class QO, PO, 7/25/2036	62	58
Series 2006-56, Class FT, 0.84%, 7/25/2036(a)	606	640
Series 2006-63, Class ZH, 6.50%, 7/25/2036	191	230
Series 2006-72, Class GO, PO, 8/25/2036	109	105
Series 2006-72, Class TO, PO, 8/25/2036	67	61
Series 2006-79, Class DO, PO, 8/25/2036	99	95
Series 2007-7, Class SG, IF, IO, 6.41%, 8/25/2036(a)	254	71
Series 2006-77, Class PC, 6.50%, 8/25/2036	493	571
Series 2006-78, Class BZ, 6.50%, 8/25/2036	91	109
Series 2006-86, Class OB, PO, 9/25/2036	136	126
Series 2006-90, Class AO, PO, 9/25/2036	102	97
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	724	148
Series 2006-110, PO, 11/25/2036	77	72
Series 2006-111, Class EO, PO, 11/25/2036	46	42
Series 2006-105, Class ME, 5.50%, 11/25/2036	755	876
Series 2006-115, Class OK, PO, 12/25/2036	167	152
Series 2006-119, PO, 12/25/2036	51	48
Series 2006-118, Class A2, 0.17%, 12/25/2036(a)	84	83
Series 2006-120, Class PF, 0.34%, 12/25/2036(a)	101	101
Series 2006-120, IO, 6.50%, 12/25/2036	295	56
Series 2006-117, Class GS, IF, IO, 6.56%, 12/25/2036(a)	150	23
Series 2015-91, Class AC, 7.50%, 12/25/2036	2,091	2,513
Series 2006-126, Class AO, PO, 1/25/2037	292	268
Series 2007-1, Class SD, HB, IF, 38.45%, 2/25/2037(a)	33	97
Series 2007-14, Class OP, PO, 3/25/2037	95	89
Series 2007-16, Class FC, 0.84%, 3/25/2037(a)	37	39
Series 2009-63, Class P, 5.00%, 3/25/2037	16	18

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-22, Class SC, IF, IO, 5.99%, 3/25/2037(a)	28	1
Series 2007-18, Class MZ, 6.00%, 3/25/2037	263	299
Series 2007-14, Class ES, IF, IO, 6.35%, 3/25/2037(a)	3,349	612
Series 2007-39, Class EF, 0.34%, 5/25/2037(a)	33	34
Series 2007-46, Class ZK, 5.50%, 5/25/2037	467	530
Series 2007-54, Class WI, IF, IO, 6.01%, 6/25/2037(a)	323	64
Series 2007-72, Class EK, IF, IO, 6.31%, 7/25/2037(a)	855	167
Series 2007-65, Class KI, IF, IO, 6.53%, 7/25/2037(a)	192	35
Series 2007-60, Class AX, IF, IO, 7.06%, 7/25/2037(a)	288	73
Series 2007-76, Class ZG, 6.00%, 8/25/2037	227	268
Series 2007-78, Class CB, 6.00%, 8/25/2037	78	92
Series 2007-79, Class SB, HB, IF, 23.68%, 8/25/2037(a)	30	50
Series 2007-88, Class VI, IF, IO, 6.45%, 9/25/2037(a)	126	27
Series 2009-86, Class OT, PO, 10/25/2037	437	398
Series 2007-100, Class SM, IF, IO, 6.36%, 10/25/2037(a)	281	58
Series 2007-91, Class ES, IF, IO, 6.37%, 10/25/2037(a)	405	86
Series 2007-112, Class SA, IF, IO, 6.36%, 12/25/2037(a)	760	169
Series 2007-116, Class HI, IO, 1.49%, 1/25/2038(a)	614	27
Series 2008-1, Class BI, IF, IO, 5.82%, 2/25/2038(a)	227	44
Series 2008-12, Class CO, PO, 3/25/2038	487	457
Series 2008-16, Class IS, IF, IO, 6.11%, 3/25/2038(a)	135	23
Series 2008-10, Class XI, IF, IO, 6.14%, 3/25/2038(a)	121	23
Series 2008-20, Class SA, IF, IO, 6.90%, 3/25/2038(a)	204	42
Series 2009-79, Class UA, 7.00%, 3/25/2038	21	24
Series 2008-32, Class SA, IF, IO, 6.76%, 4/25/2038(a)	45	7
Series 2008-27, Class SN, IF, IO, 6.81%, 4/25/2038(a)	76	14
Series 2008-44, PO, 5/25/2038	14	13
Series 2011-47, Class ZA, 5.50%, 7/25/2038	400	465
Series 2008-53, Class CI, IF, IO, 7.11%, 7/25/2038(a)	100	19
Series 2008-80, Class SA, IF, IO, 5.76%, 9/25/2038(a)	234	43
Series 2008-81, Class SB, IF, IO, 5.76%, 9/25/2038(a)	161	27
Series 2008-80, Class GP, 6.25%, 9/25/2038	16	19
Series 2009-4, Class BD, 4.50%, 2/25/2039	27	30
Series 2009-6, Class GS, IF, IO, 6.46%, 2/25/2039(a)	103	23
Series 2009-17, Class QS, IF, IO, 6.56%, 3/25/2039(a)	115	19
Series 2009-62, Class HJ, 6.00%, 5/25/2039	79	83
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	262	40
Series 2009-47, Class MT, 7.00%, 7/25/2039	16	20
Series 2009-69, PO, 9/25/2039	101	93
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	170	29
Series 2009-84, Class WS, IF, IO, 5.81%, 10/25/2039(a)	88	14
Series 2009-92, Class AD, 6.00%, 11/25/2039	157	172
Series 2009-103, Class MB, 2.22%, 12/25/2039(a)	504	528
Series 2009-99, Class SC, IF, IO, 6.09%, 12/25/2039(a)	68	11
Series 2009-99, Class WA, 6.29%, 12/25/2039(a)	391	450
Series 2009-113, Class FB, 0.64%, 1/25/2040(a)	143	145
Series 2009-112, Class ST, IF, IO, 6.16%, 1/25/2040(a)	223	41
Series 2010-1, Class WA, 6.21%, 2/25/2040(a)	749	857
Series 2010-23, Class KS, IF, IO, 7.01%, 2/25/2040(a)	177	31
Series 2010-16, Class WB, 6.19%, 3/25/2040(a)	1,390	1,599
Series 2010-16, Class WA, 6.44%, 3/25/2040(a)	643	732
Series 2010-49, Class SC, IF, 12.48%, 3/25/2040(a)	263	335
Series 2010-40, Class FJ, 0.69%, 4/25/2040(a)	116	117
Series 2010-35, Class SB, IF, IO, 6.33%, 4/25/2040(a)	203	33
Series 2010-43, Class FD, 0.69%, 5/25/2040(a)	309	314
Series 2010-42, Class S, IF, IO, 6.31%, 5/25/2040(a)	82	14
Series 2010-61, Class WA, 6.02%, 6/25/2040(a)	243	283
Series 2010-68, Class SA, IF, IO, 4.91%, 7/25/2040(a)	590	82

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2010-103, Class ME, 4.00%, 9/25/2040	638	697
Series 2010-111, Class AM, 5.50%, 10/25/2040	709	842
Series 2010-123, Class FL, 0.52%, 11/25/2040(a)	70	71
Series 2010-125, Class SA, IF, IO, 4.35%, 11/25/2040(a)	576	72
Series 2010-130, Class CY, 4.50%, 11/25/2040	2,602	2,877
Series 2010-147, Class SA, IF, IO, 6.44%, 1/25/2041(a)	1,911	419
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,953
Series 2011-30, Class LS, IO, 1.62%, 4/25/2041(a)	437	29
Series 2011-75, Class FA, 0.64%, 8/25/2041(a)	86	87
Series 2011-118, Class LB, 7.00%, 11/25/2041	678	829
Series 2011-118, Class MT, 7.00%, 11/25/2041	1,123	1,366
Series 2011-118, Class NT, 7.00%, 11/25/2041	1,099	1,330
Series 2013-2, Class LZ, 3.00%, 2/25/2043	265	262
Series 2013-4, Class AJ, 3.50%, 2/25/2043	2,162	2,288
Series 2013-92, PO, 9/25/2043	1,396	1,258
Series 2013-101, Class DO, PO, 10/25/2043	1,489	1,283
Series 2018-11, Class LA, 3.50%, 7/25/2045	3,251	3,388
Series 2018-63, Class DA, 3.50%, 9/25/2048	2,122	2,265
Series 2018-68, Class DZ, 4.00%, 9/25/2048	2,232	2,417
Series 2019-20, Class H, 3.50%, 5/25/2049	3,118	3,317
Series 2019-32, Class SD, IF, IO, 5.96%, 6/25/2049(a)	7,399	1,323
Series 2010-103, Class SB, IF, IO, 6.01%, 11/25/2049(a)	688	86
Series 2020-36, Class SH, IF, IO, 5.96%, 6/25/2050(a)	20,916	4,268
Series 2020-61, Class SB, IF, IO, 4.11%, 9/25/2050(a)	14,850	1,869
Series 2011-2, Class WA, 5.85%, 2/25/2051(a)	130	150
Series 2011-43, Class WA, 5.82%, 5/25/2051(a)	190	221
Series 2011-58, Class WA, 5.50%, 7/25/2051(a)	372	435
Series 2012-21, Class WA, 5.63%, 3/25/2052(a)	816	954
Series 2019-7, Class CA, 3.50%, 11/25/2057	17,654	18,907
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	608	698
Series 2007-W2, Class 1A1, 0.41%, 3/25/2037(a)	202	204
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	100	110
Series 2007-W7, Class 1A4, HB, IF, 38.63%, 7/25/2037(a)	15	27
Series 2001-W3, Class A, 7.00%, 9/25/2041(a)	379	419
Series 2002-W10, IO, 0.92%, 8/25/2042(a)	1,488	28
Series 2003-W4, Class 2A, 5.68%, 10/25/2042(a)	24	27
Series 2003-W1, Class 1A1, 5.12%, 12/25/2042(a)	173	189
Series 2003-W1, Class 2A, 5.60%, 12/25/2042(a)	111	124
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	383	459
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	145	164
Series 2006-W3, Class 1AF1, 0.33%, 10/25/2046(a)	112	111
Series 2009-W1, Class A, 6.00%, 12/25/2049	759	880
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.33%, 6/27/2036(a)	213	210
Series 2007-54, Class FA, 0.49%, 6/25/2037(a)	116	118
Series 2007-64, Class FB, 0.46%, 7/25/2037(a)	172	174
Series 2007-106, Class A7, 6.25%, 10/25/2037(a)	52	61
Series 2003-7, Class A1, 6.50%, 12/25/2042	207	238
FNMA, STRIPS
Series 213, Class 2, IO, 8.00%, 3/25/2023	21	1
Series 218, Class 2, IO, 7.50%, 4/25/2023	31	2
Series 265, Class 2, 9.00%, 3/25/2024	1	1
Series 300, Class 1, PO, 9/25/2024	42	41
Series 293, Class 1, PO, 12/25/2024	83	82
Series 285, Class 1, PO, 2/25/2027	2	2
Series 331, Class 13, IO, 7.00%, 11/25/2032	114	21
Series 345, Class 6, IO, 5.00%, 12/25/2033(a)	54	7
Series 351, Class 7, IO, 5.00%, 4/25/2034(a)	118	15
Series 356, Class 3, IO, 5.00%, 1/25/2035	145	20

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 365, Class 8, IO, 5.50%, 5/25/2036	185	37
Series 373, Class 1, PO, 7/25/2036	1,179	1,115
Series 374, Class 5, IO, 5.50%, 8/25/2036	71	12
Series 393, Class 6, IO, 5.50%, 4/25/2037	32	5
Series 383, Class 32, IO, 6.00%, 1/25/2038	165	39
Freedom Frn 0.00%, 3/25/2022	18,000	18,000
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.31%, 6/19/2035(a)	355	347
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	55	55
Series 2001-35, Class SA, IF, IO, 8.15%, 8/16/2031(a)	42	—	(b)
Series 2003-24, PO, 3/16/2033	6	6
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	206	20
Series 2003-90, PO, 10/20/2033	16	16
Series 2010-41, Class WA, 5.82%, 10/20/2033(a)	747	843
Series 2003-112, Class SA, IF, IO, 6.45%, 12/16/2033(a)	240	26
Series 2004-28, Class S, IF, 19.39%, 4/16/2034(a)	64	92
Series 2004-46, Class AO, PO, 6/20/2034	86	81
Series 2004-73, Class AE, IF, 14.65%, 8/17/2034(a)	6	6
Series 2010-103, Class WA, 5.70%, 8/20/2034(a)	396	454
Series 2004-73, Class JL, IF, IO, 6.45%, 9/16/2034(a)	835	162
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034(a)	19	21
Series 2004-90, Class SI, IF, IO, 6.00%, 10/20/2034(a)	260	41
Series 2005-68, Class DP, IF, 16.19%, 6/17/2035(a)	69	87
Series 2010-14, Class CO, PO, 8/20/2035	585	545
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035(a)	769	118
Series 2005-72, Class AZ, 5.50%, 9/20/2035	493	560
Series 2005-68, Class KI, IF, IO, 6.20%, 9/20/2035(a)	484	100
Series 2005-85, IO, 5.50%, 11/16/2035	200	24
Series 2010-14, Class BO, PO, 11/20/2035	94	87
Series 2006-16, Class OP, PO, 3/20/2036	84	79
Series 2006-22, Class AO, PO, 5/20/2036	58	56
Series 2006-38, Class SW, IF, IO, 6.40%, 6/20/2036(a)	84	5
Series 2006-34, PO, 7/20/2036	49	47
Series 2006-59, Class SD, IF, IO, 6.60%, 10/20/2036(a)	71	10
Series 2011-22, Class WA, 5.87%, 2/20/2037(a)	1,090	1,257
Series 2007-57, PO, 3/20/2037	168	163
Series 2007-17, Class JO, PO, 4/16/2037	65	59
Series 2007-17, Class JI, IF, IO, 6.71%, 4/16/2037(a)	475	105
Series 2010-129, Class AW, 5.94%, 4/20/2037(a)	401	463
Series 2007-31, Class AO, PO, 5/16/2037	352	318
Series 2007-25, Class FN, 0.40%, 5/16/2037(a)	53	53
Series 2007-28, Class BO, PO, 5/20/2037	11	10
Series 2007-26, Class SC, IF, IO, 6.10%, 5/20/2037(a)	215	36
Series 2007-36, Class HO, PO, 6/16/2037	12	11
Series 2007-36, Class SE, IF, IO, 6.37%, 6/16/2037(a)	238	29
Series 2007-36, Class SG, IF, IO, 6.37%, 6/20/2037(a)	328	48
Series 2007-45, Class QA, IF, IO, 6.54%, 7/20/2037(a)	98	14
Series 2007-40, Class SD, IF, IO, 6.65%, 7/20/2037(a)	241	39
Series 2007-42, Class SB, IF, IO, 6.65%, 7/20/2037(a)	240	39
Series 2007-50, Class AI, IF, IO, 6.68%, 8/20/2037(a)	152	5
Series 2008-20, PO, 9/20/2037	20	20
Series 2007-53, Class SW, IF, 19.91%, 9/20/2037(a)	30	40
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	103	5
Series 2009-79, Class OK, PO, 11/16/2037	146	138
Series 2007-74, Class SL, IF, IO, 6.44%, 11/16/2037(a)	647	81
Series 2007-76, Class SA, IF, IO, 6.43%, 11/20/2037(a)	197	26
Series 2007-79, Class SY, IF, IO, 6.45%, 12/20/2037(a)	264	38
Series 2008-2, Class MS, IF, IO, 7.06%, 1/16/2038(a)	138	25
Series 2008-1, PO, 1/20/2038	33	31

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-137, Class WA, 5.53%, 1/20/2038(a)	307	361
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	444	55
Series 2008-10, Class S, IF, IO, 5.73%, 2/20/2038(a)	107	13
Series 2009-106, Class ST, IF, IO, 5.90%, 2/20/2038(a)	636	105
Series 2008-33, Class XS, IF, IO, 7.60%, 4/16/2038(a)	112	19
Series 2012-52, Class WA, 6.19%, 4/20/2038(a)	2,670	3,149
Series 2008-36, Class SH, IF, IO, 6.20%, 4/20/2038(a)	235	1
Series 2008-40, Class SA, IF, IO, 6.30%, 5/16/2038(a)	917	166
Series 2008-55, Class SA, IF, IO, 6.10%, 6/20/2038(a)	114	18
Series 2008-62, Class SA, IF, IO, 6.05%, 7/20/2038(a)	687	89
Series 2012-59, Class WA, 5.58%, 8/20/2038(a)	491	567
Series 2008-71, Class SC, IF, IO, 5.90%, 8/20/2038(a)	42	6
Series 2009-25, Class SE, IF, IO, 7.50%, 9/20/2038(a)	111	18
Series 2011-97, Class WA, 6.10%, 11/20/2038(a)	1,142	1,341
Series 2008-93, Class AS, IF, IO, 5.60%, 12/20/2038(a)	182	24
Series 2011-163, Class WA, 5.88%, 12/20/2038(a)	1,176	1,372
Series 2008-96, Class SL, IF, IO, 5.90%, 12/20/2038(a)	131	12
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	27	1
Series 2008-95, Class DS, IF, IO, 7.20%, 12/20/2038(a)	451	70
Series 2009-6, Class SA, IF, IO, 6.00%, 2/16/2039(a)	139	14
Series 2009-10, Class SA, IF, IO, 5.85%, 2/20/2039(a)	248	36
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	765	108
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	164	30
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	193	43
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	57	8
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	133	24
Series 2009-43, Class SA, IF, IO, 5.85%, 6/20/2039(a)	163	22
Series 2009-42, Class SC, IF, IO, 5.98%, 6/20/2039(a)	307	45
Series 2009-64, Class SN, IF, IO, 6.00%, 7/16/2039(a)	266	36
Series 2009-54, Class JZ, 5.50%, 7/20/2039	1,180	1,372
Series 2009-67, Class SA, IF, IO, 5.95%, 8/16/2039(a)	237	32
Series 2009-72, Class SM, IF, IO, 6.15%, 8/16/2039(a)	428	65
Series 2009-104, Class AB, 7.00%, 8/16/2039	275	297
Series 2009-106, Class AS, IF, IO, 6.30%, 11/16/2039(a)	492	90
Series 2015-91, Class W, 5.24%, 5/20/2040(a)	867	1,002
Series 2013-75, Class WA, 5.14%, 6/20/2040(a)	466	532
Series 2011-137, Class WA, 5.58%, 7/20/2040(a)	1,632	1,916
Series 2010-130, Class CP, 7.00%, 10/16/2040	321	385
Series 2010-157, Class OP, PO, 12/20/2040	818	769
Series 2020-187, Class WA, 3.75%, 7/16/2041(a)	7,073	7,792
Series 2011-100, Class MY, 4.00%, 7/20/2041	1,438	1,587
Series 2012-24, Class WA, 5.60%, 7/20/2041(a)	2,284	2,647
Series 2013-26, Class AK, 4.71%, 9/20/2041(a)	1,122	1,278
Series 2014-188, Class W, 4.60%, 10/20/2041(a)	1,050	1,173
Series 2012-141, Class WA, 4.53%, 11/16/2041(a)	3,364	3,767
Series 2012-141, Class WC, 3.67%, 1/20/2042(a)	1,742	1,911
Series 2012-141, Class WB, 3.98%, 9/16/2042(a)	2,571	2,875
Series 2012-138, Class PT, 3.98%, 11/16/2042(a)	3,027	3,375
Series 2013-54, Class WA, 4.84%, 11/20/2042(a)	1,722	1,963
Series 2017-99, Class PT, 6.01%, 8/20/2044(a)	1,028	1,213
Series 2019-31, Class HC, 3.50%, 5/20/2046	4,326	4,468
Series 2018-160, Class PA, 3.50%, 7/20/2046	4,262	4,431
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	2,885	324
Series 2019-111, IO, 5.00%, 4/20/2049	12,268	1,426
Series 2019-65, Class ST, IF, IO, 5.95%, 5/20/2049(a)	14,201	2,137
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	9,736	1,028
Series 2019-112, Class GS, IF, IO, 5.97%, 9/20/2049(a)	3,986	564
Series 2019-112, Class SG, IF, IO, 6.00%, 9/20/2049(a)	5,331	725
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	9,434	1,298
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	31,488	4,785

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	23,372	3,518
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	13,861	2,595
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	18,239	3,342
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	25,725	4,020
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	19,061	2,932
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	26,020	3,443
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	28,701	4,337
Series 2020-149, Class SH, IF, IO, 3.55%, 10/20/2050(a)	26,839	3,097
Series 2020-149, Class TS, IF, IO, 3.55%, 10/20/2050(a)	22,646	2,807
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	29,169	4,375
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	22,850	3,131
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	26,267	3,197
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	16,779	2,480
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	13,085	2,196
Series 2012-H24, Class FG, 0.54%, 4/20/2060(a)	17	17
Series 2013-H03, Class FA, 0.41%, 8/20/2060(a)	5	5
Series 2013-H05, Class FB, 0.51%, 2/20/2062(a)	27	27
Series 2013-H07, Class MA, 0.66%, 4/20/2062(a)	7	7
Series 2012-H08, Class FC, 0.68%, 4/20/2062(a)	2,262	2,275
Series 2013-H02, Class HF, 0.41%, 11/20/2062(a)	14	14
Series 2013-H01, Class JA, 0.43%, 1/20/2063(a)	2,606	2,609
Series 2013-H04, Class SA, 0.53%, 2/20/2063(a)	1,805	1,813
Series 2013-H08, Class BF, 0.51%, 3/20/2063(a)	947	950
Series 2013-H07, Class HA, 0.52%, 3/20/2063(a)	3,036	3,045
Series 2013-H09, Class HA, 1.65%, 4/20/2063	202	203
Series 2013-H19, Class FB, 0.71%, 8/20/2063(a)	4,423	4,453
Series 2014-H17, Class FC, 0.61%, 7/20/2064(a)	679	681
Series 2015-H11, Class FC, 0.66%, 5/20/2065(a)	30,897	31,059
Series 2015-H24, Class FA, 0.76%, 9/20/2065(a)	1,976	2,000
Series 2015-H32, Class FH, 0.77%, 12/20/2065(a)	3,342	3,385
Series 2016-H13, Class FD, 0.52%, 5/20/2066(a)	4,356	4,324
Series 2016-H11, Class FD, 0.68%, 5/20/2066(a)	1,832	1,834
Series 2016-H13, Class FT, 0.69%, 5/20/2066(a)	1,733	1,740
Series 2016-H16, Class FC, 1.02%, 7/20/2066(a)	6,036	6,041
Series 2016-H23, Class F, 0.86%, 10/20/2066(a)	2,039	2,072
Series 2016-H26, Class FC, 1.11%, 12/20/2066(a)	1,363	1,397
Series 2017-H05, Class FC, 0.86%, 2/20/2067(a)	1,479	1,497
Series 2017-H08, Class XI, IO, 2.18%, 3/20/2067(a)	5,766	550
Series 2017-H11, Class XI, IO, 1.56%, 5/20/2067(a)	15,186	1,335
Series 2017-H14, Class XI, IO, 1.78%, 6/20/2067(a)	6,557	497
Series 2017-H14, Class AI, IO, 2.08%, 6/20/2067(a)	7,926	767
Series 2020-H11, Class GI, IO, 3.34%, 7/20/2067(a)	6,888	529
Series 2017-H16, Class F, 0.59%, 8/20/2067(a)	3,730	3,691
Series 2017-H17, Class FQ, 0.72%, 9/20/2067(a)	4,803	4,789
Series 2017-H25, Class HI, IO, 2.13%, 10/20/2067(a)	30,505	1,393
Series 2018-H04, Class FE, 0.36%, 2/20/2068(a)	1,690	1,669
Series 2018-H13, Class DF, 0.56%, 7/20/2068(a)	4,682	4,625
Series 2019-H09, Class IB, IO, 1.82%, 4/20/2069(a)	18,059	678
Series 2019-H14, Class IE, IO, 0.93%, 5/20/2069(a)	55,518	1,514
Series 2019-H10, Class IB, IO, 2.09%, 5/20/2069(a)	25,614	1,093
Series 2019-H12, Class JI, IO, 2.07%, 7/20/2069(a)	23,230	1,175
Series 2019-H14, Class KI, IO, 2.31%, 7/20/2069(a)	16,024	923
Series 2019-H15, Class IJ, IO, 2.27%, 8/20/2069(a)	17,369	1,223
Series 2019-H18, Class CI, IO, 1.16%, 10/20/2069(a)	32,991	2,481
Series 2019-H18, Class KI, IO, 2.39%, 11/20/2069(a)	18,565	1,042
Series 2020-H02, Class DI, IO, 2.31%, 12/20/2069(a)	25,055	1,591
Series 2020-H04, Class FH, 0.71%, 2/20/2070(a)	5,427	5,530
Series 2020-H05, Class FK, 0.71%, 3/20/2070(a)	6,143	6,261

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-H05, IO, 1.02%, 3/20/2070(a)	34,044	2,533
Series 2020-H07, Class DI, IO, 1.17%, 4/20/2070(a)	45,434	3,563
Series 2020-H09, Class IE, IO, 1.91%, 5/20/2070(a)	13,030	1,010
Series 2020-H13, Class EF, 0.65%, 8/20/2070(a)	19,887	20,246
Series 2020-H13, Class FE, 0.65%, 8/20/2070(a)	35,936	36,586
Series 2020-H19, Class FA, 0.60%, 11/20/2070(a)	15,669	15,895
Series 2021-H01, Class AI, IO, 1.34%, 11/20/2070(a)	113,885	9,523
Series 2020-H22, Class JI, IO, 1.00%, 12/20/2070(a)	180,788	12,413
Series 2020-H22, Class IH, IO, 1.01%, 12/20/2070(a)	14,977	1,052
Series 2020-H21, Class FL, 1.35%, 12/20/2070(a)	19,507	20,734
Series 2021-H01, Class DI, IO, 1.81%, 12/20/2070(a)	38,261	4,319
Series 2021-H02, Class JI, IO, 0.82%, 1/20/2071(a)	35,235	2,603
Series 2021-H02, Class IH, IO, 0.95%, 1/20/2071(a)	32,118	2,600
Series 2021-H02, Class IJ, IO, 1.01%, 1/20/2071(a)	164,825	11,403
Series 2021-H02, Class HI, IO, 1.24%, 1/20/2071(a)	68,330	3,373
Series 2021-H02, Class F, 1.38%, 1/20/2071(a)	41,039	43,735
Series 2021-H02, Class TF, 1.38%, 1/20/2071(a)	11,895	12,685
Series 2021-H03, Class IE, IO, 0.68%, 2/20/2071‡(a)	12,781	757
Series 2021-H03, Class IN, IO, 0.77%, 2/20/2071(a)	69,881	4,978
Series 2021-H05, Class IQ, IO, 0.84%, 2/20/2071(a)	108,159	5,910
Series 2021-H03, Class NI, IO, 0.89%, 2/20/2071(a)	42,374	3,236
Series 2021-H03, Class IP, IO, 0.93%, 2/20/2071(a)	56,085	3,862
Series 2021-H03, Class PI, IO, 0.98%, 2/20/2071(a)	47,902	3,293
Series 2021-H03, Class TI, IO, 0.99%, 2/20/2071(a)	45,003	3,798
Series 2021-H03, Class LF, 1.38%, 2/20/2071(a)	19,710	21,029
Series 2021-H06, Class IA, IO, 0.52%, 3/20/2071(a)	23,170	1,225
Series 2021-H05, Class QI, IO, 0.59%, 3/20/2071(a)	141,514	5,687
Series 2021-H06, Class LF, 1.51%, 3/20/2071(a)	51,255	55,753
Series 2021-H06, Class QI, IO, 0.44%, 4/20/2071(a)	51,474	2,603
Series 2021-H06, IO, 1.00%, 4/20/2071(a)	95,000	7,395
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051‡	2,117	2,106
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032(a)(d)	217	218
Series 2004-4, Class 1AF, 0.49%, 6/25/2034(a)(d)	117	106
Series 2005-RP2, Class 1AF, 0.44%, 3/25/2035(a)(d)	221	205
Series 2005-RP3, Class 1AF, 0.44%, 9/25/2035(a)(d)	1,428	1,220
Series 2005-RP3, Class 1AS, IO, 4.25%, 9/25/2035‡(a)(d)	650	75
Series 2006-RP2, Class 1AS2, IF, IO, 5.95%, 4/25/2036‡(a)(d)	1,284	190
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	172	177
Series 2003-13, Class 1A1, 2.83%, 10/25/2033(a)	37	39
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	14	17
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	194	202
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	217	222
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	121	126
Series 2005-5F, Class 8A3, 0.59%, 6/25/2035(a)	35	34
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	358	373
Series 2006-1F, Class 1AP, PO, 2/25/2036‡	92	70
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,609	1,154
Headlands Residential LLC
Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024(d)(e)	6,000	6,026
Series 2018-RPL1, Class A, 3.88%, 8/25/2024(d)(e)	3,570	3,597
Series 2017-RPL1, Class A, 3.88%, 11/25/2024(d)(e)	3,325	3,352
Impac CMB Trust Series 2005-2, Class 2M1, 0.87%, 4/25/2035‡(a)	50	48
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	291	303
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 2.92%, 3/25/2036(a)	103	92
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 2.52%, 11/25/2033(a)	150	151
Series 2006-A2, Class 5A3, 2.52%, 11/25/2033(a)	271	274

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-A3, Class 4A1, 2.67%, 7/25/2034(a)	15		15
Series 2006-A2, Class 4A1, 2.74%, 8/25/2034(a)	197		206
Series 2006-A3, Class 6A1, 2.91%, 8/25/2034(a)	76		76
Series 2004-A4, Class 1A1, 2.89%, 9/25/2034(a)	29		29
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	8		8
Series 2005-A1, Class 3A4, 2.70%, 2/25/2035(a)	132		131
Series 2007-A1, Class 5A2, 2.58%, 7/25/2035(a)	87		89
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 2.88%, 10/25/2059(d)(e)	4,447		4,489
Series 2021-GS1, Class A1, 1.89%, 10/25/2066(d)(e)	4,847		4,862
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.95%, 4/25/2036(a)	209		176
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	62		62
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	373		200
LHOME Mortgage Trust
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024(d)	2,595		2,610
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(d)	5,500		5,551
Series 2020-RTL1, Class A1, 3.23%, 10/25/2024(d)	7,250		7,296
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026(a)(d)	4,805		4,816
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.70%, 4/21/2034(a)	55		55
Series 2004-3, Class 4A2, 2.25%, 4/25/2034(a)	29		29
Series 2004-4, Class 2A1, 2.22%, 5/25/2034(a)	18		18
Series 2004-13, Class 3A7, 2.97%, 11/21/2034(a)	290		293
Series 2004-15, Class 3A1, 2.62%, 12/25/2034(a)	36		35
MASTR Alternative Loan Trust
Series 2003-8, Class 5A1, 5.00%, 11/25/2018	—	(b)	—	(b)
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	5		5
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	172		180
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	12		12
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	49		50
Series 2004-1, Class 30, PO, 2/25/2034‡	44		37
Series 2004-3, Class 30, PO, 4/25/2034‡	94		79
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034‡	58		10
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	140		142
Series 2004-5, Class 30, PO, 6/25/2034‡	114		95
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034‡	31		4
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034‡	48		7
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	538		561
Series 2004-7, Class 30, PO, 8/25/2034‡	27		23
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034‡	133		18
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035‡	923		147
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018‡	—	(b)	—	(b)
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	39		39
Series 2004-P7, Class A6, 5.50%, 12/27/2033(d)	48		48
Series 2004-1, Class 30, PO, 2/25/2034‡	6		5
Series 2004-3, PO, 3/25/2034‡	3		3
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 0.44%, 5/25/2035(a)(d)	1,362		739
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035‡(d)	76		63
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 1.02%, 3/25/2028(a)	62		62
Series 2003-E, Class A1, 0.71%, 10/25/2028(a)	289		292
Series 2003-F, Class A1, 0.73%, 10/25/2028(a)	417		419
Series 2004-D, Class A2, 0.92%, 9/25/2029(a)	214		209
Series 2004-E, Class A2A, 0.91%, 11/25/2029(a)	83		85
Series 2003-A5, Class 2A6, 2.20%, 8/25/2033(a)	96		97
Series 2004-A4, Class A2, 2.76%, 8/25/2034(a)	177		183
Series 2004-1, Class 2A1, 2.12%, 12/25/2034(a)	158		161
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 2.55%, 7/25/2033(a)	52		51
Series 2005-A1, Class 3A, 2.84%, 12/25/2034(a)	21		23

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034(a)	240		255
MortgageIT Trust Series 2005-5, Class A1, 0.61%, 12/25/2035(a)	46		47
MRA Issuance Trust
Series 2021-EBO5, Class A1X, 1.84%, 2/16/2022(a)(d)	18,400		18,400
Series 2021-EBO2, Class A, 0.00%, 12/31/2049(a)(d)	15,300		15,300
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(a)(d)	232		230
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23		23
Series 2003-A1, Class A1, 5.50%, 5/25/2033	6		6
Series 2003-A1, Class A2, 6.00%, 5/25/2033	16		16
P-stla 7.25%, 10/11/2026‡	3,200		3,200
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060(d)(e)	10,046		10,058
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	177		179
Series 2005-4, Class 2, PO, 10/25/2035‡	75		71
PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024(a)(d)	1,959		1,973
PRPM LLC
Series 2020-5, Class A1, 3.10%, 11/25/2025(d)(e)	6,856		6,913
Series 2021-1, Class A1, 2.12%, 1/25/2026(a)(d)	14,583		14,629
Series 2021-2, Class A1, 2.12%, 3/25/2026(a)(d)	7,506		7,528
RALI Trust
Series 2002-QS16, Class A3, IF, 16.43%, 10/25/2017(a)	—	(b)	—	(b)
Series 2003-QS9, Class A3, IF, IO, 7.46%, 5/25/2018‡(a)	1		—	(b)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018‡	—	(b)	—
Series 2003-QS12, Class A2A, IF, IO, 7.51%, 6/25/2018‡(a)	—	(b)	—
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	3		2
Series 2004-QA4, Class NB3, 3.09%, 9/25/2034‡(a)	217		218
Series 2004-QA6, Class NB2, 2.94%, 12/26/2034(a)	72		64
Series 2005-QA6, Class A32, 3.60%, 5/25/2035(a)	557		379
Series 2005-QA10, Class A31, 3.88%, 9/25/2035(a)	74		65
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	146		143
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.21%, 11/25/2033(a)(d)	31		31
Series 2009-1, Class 1A1, 6.50%, 2/26/2036(a)(d)	76		77
Repo Buyer 8.32%, 5/14/2022‡	5,499		5,499
Repo Buyer RRI Trust 3.06%, 4/14/2055‡	4,215		4,207
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	110		112
Series 2004-IP2, Class 1A1, 2.77%, 12/25/2034(a)	302		320
Series 2005-A2, Class A4, IF, IO, 4.96%, 3/25/2035‡(a)	1,772		312
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036‡	668		127
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	229		229
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	217		171
RFMSI Trust Series 2005-SA4, Class 1A1, 2.92%, 9/25/2035(a)	75		68
RMIP 5.60%, 8/25/2021‡	1,935		1,901
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class MT, 3.50%, 6/25/2057‡	3,423		3,695
Series 2019-1, Class M55D, 4.00%, 7/25/2058	4,590		5,064
Series 2019-3, Class M55D, 4.00%, 10/25/2058‡	3,635		4,008
Series 2019-4, Class M55D, 4.00%, 2/25/2059	3,560		3,929
Series 2020-1, Class M55G, 3.00%, 8/25/2059	5,741		6,104
Series 2020-3, Class M5TW, 3.00%, 5/25/2060‡	9,528		10,133
Series 2020-3, Class TTW, 3.00%, 5/25/2060‡	16,754		17,799
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 0.86%, 4/20/2033(a)	198		200
Series 2004-8, Class A1, 0.80%, 9/20/2034(a)	383		380
Series 2004-8, Class A2, 0.94%, 9/20/2034(a)	346		352
Series 2004-9, Class A1, 0.78%, 10/20/2034(a)	864		845
Series 2004-10, Class A1A, 0.72%, 11/20/2034(a)	332		328
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 0.76%, 10/19/2034(a)	468		460
Series 2005-AR5, Class A3, 0.60%, 7/19/2035(a)	693		702

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 2.24%, 12/25/2033(a)	596	598
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 2.76%, 11/25/2033(a)	92	94
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 0.73%, 9/25/2043(a)	29	30
Series 2004-1, Class II2A, 1.50%, 3/25/2044‡(a)	25	25
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022(e)	3,440	3,487
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060(a)(d)	10,000	10,206
Series 2021-R1, Class A2C, 3.31%, 11/30/2060(d)	10,250	10,390
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024(d)	6,660	6,713
VCAT LLC Series 2021-NPL2, Class A1, 2.12%, 3/27/2051(d)(e)	6,599	6,602
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	490	521
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	131	147
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	70	78
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	160	181
Series 1998-1, Class 2E, 7.00%, 3/15/2028	117	130
vMobo, Inc. 7.50%, 5/31/2024	10,000	10,000
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051(d)(e)	7,697	7,703
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051(d)(e)	3,562	3,565
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051(d)(e)	12,064	12,013
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051(d)(e)	13,338	13,361
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051(d)(e)	5,988	5,994
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051(d)(e)	10,733	10,734
VOLT XCVIII LLC Series 2021-NPL7, Class A1, 2.12%, 4/25/2051(d)(e)	6,864	6,871
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	146	150
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	61	62
Series 2003-AR7, Class A7, 2.69%, 8/25/2033(a)	155	158
Series 2003-AR8, Class A, 2.91%, 8/25/2033(a)	125	129
Series 2003-AR9, Class 1A6, 2.74%, 9/25/2033(a)	465	473
Series 2003-AR9, Class 2A, 2.79%, 9/25/2033(a)	102	101
Series 2003-S9, Class P, PO, 10/25/2033‡	8	7
Series 2003-AR11, Class A6, 2.81%, 10/25/2033(a)	316	320
Series 2003-S9, Class A8, 5.25%, 10/25/2033	367	376
Series 2004-AR3, Class A1, 2.60%, 6/25/2034(a)	26	27
Series 2004-AR3, Class A2, 2.60%, 6/25/2034(a)	179	184
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	517	528
Series 2006-AR10, Class 2P, 3.07%, 9/25/2036‡(a)	41	33
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	46	46
Series 2005-2, Class 1A4, IF, IO, 4.96%, 4/25/2035‡(a)	2,357	309
Series 2005-4, Class CB7, 5.50%, 6/25/2035	302	304
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	213	212
Series 2005-11, Class A4, IF, IO, 4.86%, 1/25/2036‡(a)	3,436	457
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	182	197
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 2.90%, 10/25/2034(a)	325	322
Series 2007-7, Class A7, 6.00%, 6/25/2037	142	142

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,248,075)		1,272,333

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 8.3%
U.S. Treasury Notes
1.75%, 7/31/2024	25,000	26,104
2.38%, 5/15/2027	15,000	16,157
1.25%, 3/31/2028	24,915	24,934
1.25%, 4/30/2028	94,210	94,181
1.50%, 2/15/2030	80,350	80,341
0.88%, 11/15/2030	10,780	10,116
U.S. Treasury STRIPS Bonds
1.39%, 2/15/2028(g)	50,000	45,724
1.60%, 8/15/2028(g)	39,010	35,188
1.76%, 8/15/2029(g)	35,590	31,224
1.76%, 11/15/2029(g)	34,625	30,193
1.69%, 8/15/2030(g)	50,000	42,688
7.33%, 11/15/2030(g)	150	127
1.84%, 2/15/2032(g)	66,000	53,923

TOTAL U.S. TREASURY OBLIGATIONS (Cost $489,753)		490,900

ASSET-BACKED SECURITIES — 7.4%
ABFC Trust Series 2005-AQ1, Class A4, 4.60%, 1/25/2034‡(e)	31	31
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033‡(d)	1,971	2,046
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066‡(d)(e)	8,854	8,848
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052(d)	1,775	1,900
Series 2015-SFR1, Class D, 4.41%, 4/17/2052‡(d)	4,390	4,654
Series 2015-SFR1, Class E, 5.64%, 4/17/2052‡(d)	3,975	4,377
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036(d)	3,041	3,279
Series 2014-SFR2, Class D, 5.15%, 10/17/2036‡(d)	4,085	4,412
Series 2014-SFR2, Class E, 6.23%, 10/17/2036(d)	1,500	1,638
Series 2014-SFR3, Class B, 4.20%, 12/17/2036‡(d)	4,350	4,655
Series 2014-SFR3, Class C, 4.60%, 12/17/2036(d)	1,570	1,695
Series 2014-SFR3, Class D, 5.04%, 12/17/2036‡(d)	3,650	3,938
Series 2014-SFR3, Class E, 6.42%, 12/17/2036‡(d)	3,172	3,493
Series 2015-SFR2, Class A, 3.73%, 10/17/2052(d)	1,806	1,963
Series 2015-SFR2, Class C, 4.69%, 10/17/2052(d)	7,186	7,935
Series 2015-SFR2, Class D, 5.04%, 10/17/2052‡(d)	3,100	3,388
Series 2015-SFR2, Class E, 6.07%, 10/17/2052‡(d)	3,600	4,040
AMSR Trust Series 2020-SFR4, Class E1, 2.21%, 11/17/2037‡(d)	4,000	3,991
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023‡	3,773	3,873
Series 2018-SFR1, Class A, 5.25%, 6/5/2028‡(d)	2,766	2,845
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050(d)	1,143	1,178
CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050‡(d)	11,500	11,891
CFMT LLC Series 2019-HB1, Class A, 2.39%, 12/25/2029‡(a)(d)	7,582	7,611
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032‡(e)	707	710
Series 2003-4, Class 1A5, 5.92%, 5/25/2033‡(e)	365	376
Series 2003-6, Class 1A7, 5.28%, 11/25/2034‡(e)	227	239
Colony American Finance Ltd. (Cayman Islands) Series 2016-2, Class A, 2.55%, 11/15/2048(d)	235	235
CoreVest American Finance Trust
Series 2017-2, Class M, 5.62%, 12/25/2027‡(d)	2,200	2,403
Series 2019-2, Class B, 3.42%, 6/15/2052‡(d)	4,724	5,050
Series 2019-3, Class XB, IO, 1.39%, 10/15/2052(a)(d)	27,000	2,355
Series 2019-3, Class XA, IO, 2.04%, 10/15/2052(a)(d)	19,957	1,403
Series 2019-3, Class A, 2.71%, 10/15/2052(d)	2,604	2,721
Series 2021-1, Class A, 1.57%, 4/15/2053(d)	4,934	4,948
Diamond Resorts Owner Trust
Series 2017-1A, Class A, 3.27%, 10/22/2029(d)	462	471
Series 2017-1A, Class B, 4.11%, 10/22/2029‡(d)	315	320
Series 2018-1, Class B, 4.19%, 1/21/2031‡(d)	1,812	1,892
Series 2019-1A, Class A, 2.89%, 2/20/2032(d)	3,499	3,628
Series 2019-1A, Class B, 3.53%, 2/20/2032‡(d)	2,917	3,009
Series 2019-1A, Class C, 4.02%, 2/20/2032‡(d)	2,866	2,875

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-1A, Class A, 1.51%, 11/21/2033(d)	10,335	10,405
Series 2021-1A, Class B, 2.05%, 11/21/2033‡(d)	5,522	5,595
Series 2021-1A, Class C, 2.70%, 11/21/2033(d)	9,404	9,557
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022‡(d)(e)	7,300	7,300
E3 (Cayman Islands)
Series 2019-1, Class B, 4.15%, 9/20/2055‡(d)	2,091	2,146
Series 2019-1, Class C, 5.00%, 9/20/2055‡(d)	1,187	1,200
Finance of America HECM Buyout
Series 2021-HB1, Class A, 0.88%, 2/25/2031‡(a)(d)	12,872	12,880
Series 2021-HB1, Class M1, 1.59%, 2/25/2031‡(a)(d)	2,050	2,048
Series 2021-HB1, Class M3, 3.64%, 2/25/2031‡(a)(d)	2,700	2,695
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	5,854	6,382
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032(e)	28	31
FORT CRE LLC Series 2018-1A, Class C, 2.92%, 11/16/2035‡(a)(d)	900	882
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047‡(d)	441	437
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055(d)	2,459	2,512
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052(d)	343	365
Harvest SBA Loan Trust Series 2021-1, Class A, 2.09%, 4/25/2048(a)(d)	5,952	5,858
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(d)	1,144	1,213
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042‡(d)	763	769
Series 2016-4B, Class B, 4.99%, 9/20/2047‡(d)	1,237	1,263
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043(d)	956	982
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040(d)	27	28
Series 2016-2A, Class A, 3.75%, 9/20/2041(d)	1,119	1,172
Series 2016-3A, Class A1, 3.08%, 9/20/2042(d)	750	776
Series 2016-4A, Class A1, 3.57%, 9/20/2047(d)	2,284	2,397
Series 2016-4A, Class A2, 4.29%, 9/20/2047(d)	2,284	2,399
Series 2017-1A, Class A2, 4.46%, 9/20/2047(d)	1,031	1,088
Series 2017-2A, Class A1, 3.28%, 9/20/2048(d)	1,615	1,688
Hilton Grand Vacations Trust Series 2020-AA, Class B, 4.22%, 2/25/2039‡(d)	3,288	3,508
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039‡(d)	3,235	3,294
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.49%, 3/25/2036‡(a)	23	23
Home Partners of America Trust Series 2019-1, Class E, 3.60%, 9/17/2039(d)	3,983	4,039
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.19%, 9/25/2026‡(a)(d)	125	1
Series 2012-4, Class A, IO, 0.95%, 9/25/2037‡(a)(d)	6,779	171
Series 2012-6, Class A, IO, 0.63%, 5/25/2039‡(a)(d)	4,891	69
Series 2015-2, Class A, IO, 3.03%, 7/25/2041‡(a)(d)	814	93
Lakeview CDO LLC
1.85%, 11/10/2032‡(a)	4,302	4,302
2.35%, 11/10/2032‡(a)	4,620	4,620
LFT CRE Ltd. (Cayman Islands) Series 21-FL1, Class C, 2.05%, 6/15/2039(a)(c)(d)	8,000	8,000
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 0.84%, 2/25/2034‡(a)	449	448
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019‡(d)	1,443	1,455
Series 2013-1, Class M, 7.75%, 7/15/2019‡(d)	590	595
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, IO, 0.30%, 3/25/2032‡	46,227	297
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040‡(d)	1,353	1,439
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045(d)	174	176
Series 2010-1, Class M, 5.25%, 12/15/2045‡(d)	268	275

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037‡(d)	2,378	2,463
Series 2020-1A, Class C, 4.21%, 10/20/2037‡(d)	1,586	1,686
Series 2021-1WA, Class B, 1.44%, 1/22/2041(d)	4,421	4,432
Series 2021-1WA, Class C, 1.94%, 1/22/2041(d)	7,250	7,289
Nationstar HECM Loan Trust Series 2020-1A, Class A1, 1.27%, 9/25/2030(a)(d)	5,288	5,300
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.93%, 11/25/2033‡(e)	207	212
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025(d)	6,882	6,964
Series 2021-FNT1, Class A, 2.98%, 3/25/2026(d)	12,237	12,191
Series 2021-FNT2, Class A, 3.23%, 5/25/2026(d)	12,900	12,907
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025(d)	6,612	6,685
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038‡(d)	3,933	4,070
Pretium Mortgage Credit Partners I LLC Series 2020-NPL3, Class A1, 3.10%, 6/27/2060‡(d)(e)	4,355	4,400
Progress Residential
Series 2021-SFR1, Class D, 1.81%, 4/17/2038‡(d)	4,000	3,929
Series 2021-SFR4, Class E2, 2.56%, 5/17/2038(d)	3,458	3,461
Progress Residential Trust
Series 2019-SFR1, Class E, 4.47%, 8/17/2035‡(d)	6,400	6,575
Series 2019-SFR2, Class E, 4.14%, 5/17/2036‡(d)	6,285	6,403
Series 2019-SFR3, Class E, 3.37%, 9/17/2036(d)	12,690	13,047
Series 2019-SFR4, Class E, 3.44%, 10/17/2036‡(d)	1,325	1,363
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038‡(d)	7,500	7,578
PRPM LLC Series 2020-1A, Class A1, 2.98%, 2/25/2025‡(d)(e)	4,466	4,488
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037‡(e)	479	182
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052(d)	441	471
Series 2017-1A, Class B, 5.75%, 9/20/2052‡(d)	252	259
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036‡(e)	62	63
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class C, 4.17%, 9/20/2035‡(d)	339	354
Series 2019-1A, Class C, 3.77%, 1/20/2036‡(d)	1,399	1,446
Series 2019-3A, Class B, 2.75%, 8/20/2036‡(d)	4,446	4,597
Series 2021-1A, Class B, 1.34%, 11/20/2037(d)	9,762	9,810
Series 2021-1A, Class C, 1.79%, 11/20/2037‡(d)	6,201	6,247
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032‡	74	71
Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	252	242
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047‡(d)(e)	8,416	8,509
Series 2019-3, Class M2, 4.25%, 2/25/2059(a)(d)	7,550	8,148
VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050‡(d)(e)	14,072	14,106
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050‡(d)(e)	6,638	6,665
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051‡(d)(e)	7,568	7,567
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036(d)	604	636
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038(d)	3,000	3,131
Series 2019-AA, Class C, 3.34%, 6/15/2038‡(d)	2,967	3,049
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034‡(d)	3,618	3,828

TOTAL ASSET-BACKED SECURITIES (Cost $430,541)		438,013

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.1%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.93%, 12/18/2037(a)(d)	12,670	12,623
Series 2021-FL4, Class B, 1.50%, 12/18/2037‡(a)(d)	2,000	1,990
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046‡(a)(d)	2,500	2,624

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BAMLL Re-REMIC Trust
Series 2014-FRR5, Class AK30, PO, 6/27/2045(d)	4,500	4,347
Series 2016-FR13, Class A, 1.55%, 8/27/2045(a)(d)	6,365	6,293
Series 2015-FR11, Class AK25, 2.47%, 9/27/2045(a)(d)	8,000	8,065
Series 2014-FRR8, Class A, 2.10%, 11/26/2047(a)(d)	8,915	8,912
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.45%, 3/15/2036‡(a)(d)	2,000	1,990
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036(d)	4,100	4,364
Series 2012-SHOW, Class E, 4.03%, 11/5/2036(a)(d)	3,575	3,023
BPR Trust Series 2021-KEN, Class A, 1.35%, 2/15/2029(a)(d)	7,855	7,855
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030(d)	1,500	1,595
Series 2013-SFS, Class A2, 2.99%, 4/12/2035(a)(d)	1,247	1,277
Series 2020-SBX, Class D, 2.32%, 1/10/2038‡(a)(d)	4,000	4,011
Series 2013-CR9, Class XB, IO, 0.22%, 7/10/2045‡(a)(d)	140,329	681
Series 2012-CR2, Class XA, IO, 1.62%, 8/15/2045‡(a)	4,535	51
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,634
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,700
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,726
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESB, 4.24%, 10/15/2032‡(a)(d)	7,969	8,188
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032‡(a)(d)	2,900	2,850
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037(d)	3,900	4,212
Series 2014-USA, Class D, 4.37%, 9/15/2037‡(d)	1,700	1,636
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034(d)	1,019	1,040
FHLMC Series K-1520, Class X1, IO, 0.47%, 2/25/2036‡(a)	98,340	5,237
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040(a)(d)	57,447	8,952
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 2.01%, 1/25/2051(a)(d)	10,336	10,419
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	670	685
Series KJ07, Class A2, 2.31%, 12/25/2022	2,632	2,697
Series KS01, Class A2, 2.52%, 1/25/2023	1,622	1,658
Series Q013, Class XPT1, IO, 1.66%, 5/25/2025	81,756	2,766
Series KPLB, Class A, 2.77%, 5/25/2025	321	346
Series K065, Class A2, 3.24%, 4/25/2027	1,848	2,062
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027	64,527	2,511
Series K065, Class AM, 3.33%, 5/25/2027	993	1,111
Series K740, Class XAM, IO, 1.11%, 10/25/2027(a)	33,000	2,206
Series K077, Class AM, 3.85%, 5/25/2028(a)	4,025	4,667
Series KW10, Class X1, IO, 0.65%, 9/25/2029(a)	110,796	5,303
Series KL06, Class XFX, IO, 1.36%, 12/25/2029	53,095	4,899
Series KLU3, Class X1, IO, 2.08%, 1/25/2031(a)	84,900	11,923
Series K128, Class XAM, IO, 0.74%, 3/25/2031(a)	26,300	1,764
Series K-1518, Class X1, IO, 0.87%, 10/25/2035(a)	129,650	12,037
FNMA ACES
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	2,578	2,626
Series 2014-M3, Class A2, 3.49%, 1/25/2024(a)	1,493	1,594
Series 2014-M9, Class A2, 3.10%, 7/25/2024(a)	3,838	4,101
Series 2015-M3, Class A2, 2.72%, 10/25/2024	2,731	2,886
Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,014	1,074
Series 2015-M2, Class A3, 3.02%, 12/25/2024(a)	1,780	1,909
Series 2015-M13, Class A2, 2.71%, 6/25/2025(a)	2,961	3,170
Series 2016-M6, Class A2, 2.49%, 5/25/2026	2,900	3,096
Series 2017-M3, Class A2, 2.48%, 12/25/2026(a)	1,890	2,023

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-M15, Class A2, 2.96%, 9/25/2027(a)	5,000	5,499
Series 2018-M7, Class A2, 3.05%, 3/25/2028(a)	4,377	4,855
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	11,272	10,995
Series 2019-M1, Class A2, 3.55%, 9/25/2028(a)	4,615	5,301
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	1,330	1,333
Series 2020-M38, Class X2, IO, 1.99%, 11/25/2028(a)	5,625	704
Series 2020-M11, IO, 1.77%, 1/25/2029(a)	84,950	9,625
Series 2018-M3, Class A2, 3.09%, 2/25/2030(a)	1,255	1,404
Series 2020-M39, Class X1, IO, 2.02%, 7/25/2030(a)	51,457	6,759
Series 2020-M50, Class A1, 0.67%, 10/25/2030	369	363
Series 2020-M50, Class A2, 1.20%, 10/25/2030	130	128
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030(a)	2,150	243
Series 2021-M4, Class A1, 0.96%, 2/25/2031	18,630	18,327
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	3,468	3,438
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033(a)	15,453	2,133
Series 2019-M10, Class X, IO, 0.99%, 5/25/2049(a)	66,441	4,925
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.58%, 1/25/2026(a)(d)	2,050	2,120
Series 2019-K736, Class B, 3.76%, 7/25/2026(a)(d)	6,500	7,072
Series 2014-K39, Class C, 4.15%, 8/25/2047(a)(d)	3,099	3,366
Series 2014-K41, Class C, 3.83%, 11/25/2047(a)(d)	1,830	1,981
Series 2014-K40, Class C, 4.07%, 11/25/2047(a)(d)	1,626	1,760
Series 2015-K44, Class B, 3.68%, 1/25/2048(a)(d)	3,790	4,120
Series 2015-K44, Class C, 3.68%, 1/25/2048(a)(d)	4,095	4,361
Series 2015-K45, Class B, 3.59%, 4/25/2048(a)(d)	5,075	5,504
Series 2015-K46, Class C, 3.69%, 4/25/2048(a)(d)	3,000	3,175
Series 2016-K54, Class C, 4.05%, 4/25/2048(a)(d)	3,691	3,980
Series 2015-K48, Class B, 3.64%, 8/25/2048(a)(d)	5,545	6,052
Series 2015-K48, Class C, 3.64%, 8/25/2048(a)(d)	6,175	6,540
Series 2015-K49, Class C, 3.72%, 10/25/2048(a)(d)	3,000	3,182
Series 2015-K50, Class B, 3.78%, 10/25/2048(a)(d)	2,100	2,305
Series 2015-K51, Class B, 3.95%, 10/25/2048(a)(d)	1,000	1,104
Series 2016-K722, Class B, 3.85%, 7/25/2049(a)(d)	5,250	5,543
Series 2016-K59, Class B, 3.58%, 11/25/2049(a)(d)	1,902	2,075
Series 2017-K65, Class C, 4.07%, 7/25/2050(a)(d)	3,662	3,963
Series 2017-K71, Class B, 3.75%, 11/25/2050(a)(d)	1,240	1,366
Series 2018-K73, Class B, 3.85%, 2/25/2051(a)(d)	1,150	1,267
GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.05%, 11/10/2039‡(a)(d)	1,919	4
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 2.15%, 12/27/2046(a)(d)	13,390	13,461
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class X1, IO, 0.19%, 6/12/2043‡(a)	3,309	1
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036(d)	2,686	3,005
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class XCL, IO, 0.37%, 2/15/2041‡(a)(d)	2,432	4
Merchants Bank of Indiana Multi-Family Housing Mortgage Loan Trust Series 2021-Q015, Class B, 2.86%, 8/25/2024‡(a)(d)	11,804	11,804
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 2.20%, 4/15/2038‡(a)(d)	2,400	2,402
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036(d)	5,000	5,233
Series 2019-PARK, Class E, 2.72%, 12/15/2036‡(d)	7,000	6,992
Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.79%, 10/15/2049‡(a)(d)	6,003	5,979
PFP Ltd. (Cayman Islands)
Series 2019-5, Class D, 2.75%, 4/14/2036‡(a)(d)	3,000	2,996
Series 2021-7, Class B, 1.50%, 4/14/2038‡(a)(d)	7,100	7,083
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031(d)	2,123	2,177
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.05%, 5/10/2045(a)(d)	5,471	41
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(d)	3,015	3,039

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	892
Series 2012-C2, Class XA, IO, 1.28%, 5/10/2063‡(a)(d)	9,895	101
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,300	1,328
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030(d)	2,991	3,080
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045‡(a)(d)	453	—	(b)
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 1.25%, 2/15/2040(a)(d)	4,586	4,600
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK20, PO, 5/27/2045(d)	1,577	1,556
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class D, 4.24%, 3/15/2045‡(a)(d)	750	737
Series 2012-C6, Class A4, 3.44%, 4/15/2045	752	754

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $405,219)		420,546

	Shares (000)
SHORT-TERM INVESTMENTS — 18.6%
INVESTMENT COMPANIES — 18.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(h)(i) (Cost $1,098,667)	1,098,135	1,098,685

Total Investments — 112.3% (Cost $6,549,843)		6,634,073
Liabilities in Excess of Other Assets — (12.3)%		(726,494)

Net Assets — 100.0%		5,907,579

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2021.
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(f)	Defaulted security.
(g)	The rate shown is the effective yield as of May 31, 2021.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments  — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$–	$188,889	$249,124	$438,013
Collateralized Mortgage Obligations	–	1,156,524	115,809	1,272,333
Commercial Mortgage-Backed Securities	–	353,185	67,361	420,546
Mortgage-Backed Securities	–	2,913,596	–	2,913,596
U.S. Treasury Obligations	–	490,900	–	490,900
Short-Term Investments
Investment Companies	1,098,685	–	–	1,098,685

Total Investments in Securities	$1,098,685	$5,103,094	$432,294	$6,634,073

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$277,733	$—	$(179)	$(56)	$29,060	$(88,770)	$40,762	$(9,426)	$249,124
Collateralized Mortgage Obligations	100,948	—	206	(439)	34,125	(19,031)	—	—	115,809
Commercial Mortgage-Backed Securities	39,371	—	20	(28)	26,558	(558)	1,998	—	67,361

Total	$418,052	$—	$47	$(523)	$89,743	$(108,359)	$42,760	$(9,426)	$432,294

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $280.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$213,676	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (17.90%)
			Constant Default Rate	0.00% - 4.00% (0.06%)
			Yield (Discount Rate of Cash Flows)	0.60% - 5.71% (2.39%)

Asset-Backed Securities	213,676

	60,615	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (74.85%)
			Constant Default Rate	0.00% - 6.50% (0.49%)
			Yield (Discount Rate of Cash Flows)	(0.23%) - 45.80% (3.80%)

Collateralized Mortgage Obligations	60,615

	54,609	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (9.87%)
			Yield (Discount Rate of Cash Flows)	(1.09)% - 42.44% (2.93%)

Commercial Mortgage-Backed Securities	54,609

Total	$328,900

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $103,394. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$1,109,217	$1,100,863	$1,111,395	$(53)	$53	$1,098,685	1,098,135	$196	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.